UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06692

Name of Fund: BlackRock MuniYield California Quality Fund, Inc. (MCA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield California Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 01/31/2017

Item 1 – Report to Stockholders

JANUARY 31, 2017

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

BlackRock MuniYield California Quality Fund, Inc. (MCA)

BlackRock MuniYield New York Quality Fund, Inc. (MYN)

BlackRock MuniYield Quality Fund III, Inc. (MYI)

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12 months ended January 31, 2017 was an exceptionally strong period for risk assets (such as stocks and high yield bonds), while higher-quality assets generated muted returns after struggling in the latter part of 2016. As the period began, worries about slowing growth in China and the instability of oil prices had global equity prices sliding. However, the broad market momentum shifted in the second half of 2016 as reflationary expectations in the United States helped drive a pick-up in global growth.

Markets were remarkably resilient during the period. Big surprises such as the United Kingdom’s vote to leave the European Union and the outcome of the U.S. presidential election brought spikes in equity market volatility, but they were ultimately short-lived. Instead, investors used the sell-offs to seize upon buying opportunities, allowing markets to quickly rebound. We believe this reinforces the case for taking the long view rather than reacting to short-term market noise.

The global reflationary theme — rising nominal growth, wages and inflation — was the dominant driver of asset returns during the period, outweighing significant political upheavals and uncertainty. This trend accelerated after the U.S. election and continued into the beginning of 2017, stoked by expectations for an extra boost to U.S. growth via fiscal policy.

Although economic momentum is gaining traction, the capacity for rapid global growth is restrained by structural factors including an aging population, low productivity growth and excess savings. A tempered economic growth trend and high valuations across most assets have set the stage for muted investment returns going forward.

Equity markets still have room to move, although the disparity between winners and losers is widening, making stock selection increasingly important. Fixed income investors are also facing challenges as bond markets recalibrate to accommodate rising rates and higher inflation expectations. And in a world where political risk and policy uncertainty abound, there is no lack of potential catalysts for higher volatility.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	5.96%	20.04%
U.S. small cap equities (Russell 2000® Index)	12.43	33.53
International equities (MSCI Europe, Australasia, Far East Index)	3.49	12.03
Emerging market equities (MSCI Emerging Markets Index)	4.92	25.41
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.20	0.37
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(7.87)	(3.26)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.95)	1.45
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(2.94)	0.24
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.09	20.77
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

SEMI-ANNUAL REPORT	JANUARY 31, 2017	3

Municipal Market Overview

For the Reporting Period Ended January 31, 2017

Municipal Market Conditions

Municipal bonds generated modestly positive performance for the period, in spite of vastly rising interest rates as a result of generally stronger economic data, signs of inflation pressures, Fed monetary policy normalization, and market expectations for pro-growth fiscal policy. However, ongoing reassurance from the Fed that rates would be increased gradually and would likely remain low overall resulted in strong demand for fixed income investments. Investors favored the income, relative yield, and stability of municipal bonds amid bouts of interest rate volatility (bond prices rise as rates fall) resulting from the United Kingdom’s decision to leave the European Union, the contentious U.S. election, and widening central bank divergence — i.e., policy easing outside the United States while the Fed slowly commences policy tightening. During the 12 months ended January 31, 2017, municipal bond funds garnered net inflows of approximately $24 billion (based on data from the Investment Company Institute).

For the same 12-month period, total new issuance remained robust from a historical perspective at $451 billion (significantly above the $394 billion issued in the prior 12-month period). A noteworthy portion of new supply during this period was attributable to refinancing activity (roughly 60%) as issuers continued to take advantage of low interest rates and a flatter yield curve to reduce their borrowing costs.

S&P Municipal Bond Index
Total Returns as of January 31, 2017
6 months: (2.94)%
12 months: 0.24%

A Closer Look at Yields

From January 31, 2016 to January 31, 2017, yields on AAA-rated 30-year municipal bonds increased by 33 basis points (“bps”) from 2.75% to 3.08%, while 10-year rates rose by 61 bps from 1.71% to 2.32% and 5-year rates increased 63 bps from 1.00% to 1.63% (as measured by Thomson Municipal Market Data). The municipal yield curve modestly flattened over the 12-month period with the spread between 2- and 30-year maturities flattening by 9 bps and the spread between 10- and 30-year maturities flattening by 28 bps.

During the same time period, on a relative basis, tax-exempt municipal bonds broadly underperformed U.S. Treasuries with the greatest underperformance experienced in the intermediate part of the yield curve. In absolute terms, the positive performance of municipal bonds was driven largely by a supply/demand imbalance within the municipal market as investors sought income and incremental yield in an environment where opportunities became increasingly scarce. More broadly, municipal bonds came under pressure post the November U.S. election, erasing a bulk of year-to-date performance and influencing a strong pattern of mutual fund inflows to turn negative in the closing months of the period. The asset class is known for its lower relative volatility and preservation of principal with an emphasis on income as tax rates rise.

Financial Conditions of Municipal Issuers

The majority of municipal credits remain strong, despite well-publicized distress among a few issuers. Four of the five states with the largest amount of debt outstanding — California, New York, Texas and Florida—have exhibited markedly improved credit fundamentals during the slow national recovery. However, several states with the largest unfunded pension liabilities have seen their bond prices decline noticeably and remain vulnerable to additional price deterioration. On the local level, Chicago’s credit quality downgrade is an outlier relative to other cities due to its larger pension liability and inadequate funding remedies. BlackRock maintains the view that municipal bond defaults will remain minimal and in the periphery while the overall market is fundamentally sound. We continue to advocate careful credit research and believe that a thoughtful approach to structure and security selection remains imperative amid uncertainty in a modestly improving economic environment.

The opinions expressed are those of BlackRock as of January 31, 2017, and are subject to change at any time due to changes in market or economic conditions. The comments should not be construed as a recommendation of any individual holdings or market sectors. Investing involves risk including loss of principal. Bond values fluctuate in price so the value of your investment can go down depending on market conditions. Fixed income risks include interest-rate and credit risk. Typically, when interest rates rise, there is a corresponding decline in bond values. Credit risk refers to the possibility that the bond issuer will not be able to make principal and interest payments. There may be less information on the financial condition of municipal issuers than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. Some investors may be subject to Alternative Minimum Tax (AMT). Capital gains distributions, if any, are taxable.

The Standard & Poor’s Municipal Bond Index, a broad, market value-weighted index, seeks to measure the performance of the U.S. municipal bond market. All bonds in the index are exempt from U.S. federal income taxes or subject to the alternative minimum tax. Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. It is not possible to invest directly in an index.

4	SEMI-ANNUAL REPORT	JANUARY 31, 2017

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Funds (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Funds’ shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV.

To illustrate these concepts, assume a Fund’s Common Shares capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Fund’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Fund with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Fund’s financing cost of leverage is significantly lower than the income earned on a Fund’s longer-term investments acquired from leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit Common Shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed the Funds’ return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage. Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the value of the Funds’ obligations under their respective leverage arrangements generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Funds’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Fund’s intended leveraging strategy will be successful.

The use of leverage also generally causes greater changes in each Fund’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Fund’s Common Shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Funds to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares. Moreover, to the extent the calculation of the Funds’ investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Funds’ investment adviser will be higher than if the Funds did not use leverage.

To obtain leverage, each Fund has issued Variable Rate Demand Preferred Shares (“VRDP Shares”) and Variable Rate Muni Term Preferred Shares (“VMTP Shares”) (collectively, “Preferred Shares”) and/or leveraged its assets through the use of tender option bond trusts (“TOB Trusts”) as described in the Notes to Financial Statements.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund is permitted to issue debt up to 33 1/3% of its total managed assets or equity securities (e.g., Preferred Shares) up to 50% of its total managed assets. A Fund may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Fund may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by the Preferred Shares’ governing instruments or by agencies rating the Preferred Shares, which may be more stringent than those imposed by the 1940 Act.

If a Fund segregates or designates on its books and records cash or liquid assets having a value not less than the value of a Fund’s obligations under the TOB Trust (including accrued interest), a TOB Trust is not considered a senior security and is not subject to the foregoing limitations and requirements under the 1940 Act.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instru-

ment and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	5

Fund Summary as of January 31, 2017	BlackRock MuniHoldings Quality Fund II, Inc.

Fund Overview

BlackRock MuniHoldings Quality Fund II, Inc.’s (MUE) (the “Fund”) investment objective is to provide shareholders with current income exempt from federal income taxes. The Fund seeks to achieve its investment objective by investing primarily in long-term, investment grade municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax). The municipal obligations in which the Fund primarily invests are either rated investment grade quality, or are considered by the Fund’s adviser to be of comparable quality, at the time of investment. Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations with remaining maturities of one year or more at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on New York Stock Exchange (“NYSE”)	MUE
Initial Offering Date	February 26, 1999
Yield on Closing Market Price as of January 31, 2017 ($13.47)[1]	5.70%
Tax Equivalent Yield[2]	10.07%
Current Monthly Distribution per Common Share[3]	$0.064
Current Annualized Distribution per Common Share[3]	$0.768
Economic Leverage as of January 31, 2017[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended January 31, 2017 were as follows:

	Returns Based On
	Market Price	NAV
MUE[1,2]	(7.31)%	(4.48)%
Lipper General & Insured Municipal Debt Funds (Leveraged)[3]	(7.34)%	(5.63)%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Fund’s discount to NAV widened during the period, which accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The following discussion relates to the Fund’s absolute performance based on NAV:

•

Municipal bonds lost ground in the six-month reporting period. After producing slightly positive returns in August, municipal bonds began to move lower in September and October due to a pick-up in new tax-exempt issuance and rising yields in the U.S. Treasury market. (Prices and yields move in opposite directions.) The weakness accelerated in November once Donald Trump’s election victory caused investors to adjust their expectations in favor of stronger growth and tighter Fed policy. The municipal market subsequently stabilized and retraced some of its losses in December and January as the relative attractiveness of the asset class brought in new investors, but the modest rally was insufficient to make up for the earlier downturn.

•

At the sector level, the transportation, tax-backed state and health care sectors represented the largest detractors from performance due to their higher weightings. Reinvestment was a further drag on results, as the proceeds of higher-yielding bonds that matured or were called needed to be reinvested at materially lower prevailing rates.

•	The Fund continued to employ leverage in order to increase income. Since leverage also amplifies the effect of market movements, it was a net detractor from performance at a time of falling prices.

•

The Fund sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose as prices fell, this aspect of the Fund’s positioning had a positive effect on returns. The Fund’s exposure to pre-refunded issues also benefited performance, as their low duration enabled them to hold up better than longer-duration bonds at a time of rising yields.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	SEMI-ANNUAL REPORT	JANUARY 31, 2017

BlackRock MuniHoldings Quality Fund II, Inc.

Market Price and Net Asset Value Per Share Summary

	1/31/17	7/31/16	Change	High	Low
Market Price	$13.47	$14.94	(9.84)%	$15.04	$12.58
Net Asset Value	$14.01	$15.08	(7.10)%	$15.08	$13.81

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments*

Sector Allocation
	1/31/17	7/31/16
Transportation	40%	42%
County/City/Special District/School District	25	21
Utilities	13	14
Health	11	11
State	5	6
Education	3	3
Housing	1	1
Tobacco	1	1
Corporate	1	1

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Credit Quality Allocation[1]
	1/31/17		7/31/16
AAA/Aaa	5%		8%
AA/Aa	61		59
A	28		27
BBB/Baa	4		5
N/R	2	[2]	1

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2017, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1% of the Fund’s total investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2017	1%
2018	24
2019	14
2020	4
2021	18

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	7

Fund Summary as of January 31, 2017	BlackRock MuniYield California Quality Fund, Inc.

Fund Overview

BlackRock MuniYield California Quality Fund, Inc.’s (MCA) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal and California income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and California income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality, or are considered by the Fund’s adviser to be of comparable quality, at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information
Symbol on NYSE	MCA
Initial Offering Date	October 30, 1992
Yield on Closing Market Price as of January 31, 2017 ($14.81)[1]	5.27%
Tax Equivalent Yield[2]	10.74%
Current Monthly Distribution per Common Share[3]	$0.065
Current Annualized Distribution per Common Share[3]	$0.780
Economic Leverage as of January 31, 2017[4]	40%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal and state tax rate of 50.93%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended January 31, 2017 were as follows:

	Returns Based On
	Market Price	NAV
MCA[1,2]	(9.00)%	(5.43)%
Lipper California Municipal Debt Funds[3]	(8.72)%	(5.28)%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Fund’s discount to NAV widened during the period, which accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The following discussion relates to the Fund’s absolute performance based on NAV:

•

Municipal bonds lost ground in the six-month reporting period. After producing slightly positive returns in August, municipal bonds began to move lower in September and October due to a pick-up in new tax-exempt issuance and rising yields in the U.S. Treasury market. (Prices and yields move in opposite directions.) The weakness accelerated in November once Donald Trump’s election victory caused investors to adjust their expectations in favor of stronger growth and tighter Fed policy. The municipal market subsequently stabilized and retraced some of its losses in December and January as the relative attractiveness of the asset class brought in new investors, but the modest rally was insufficient to make up for the earlier downturn.

•

California underperformed the national tax-exempt market, reflecting an unwinding of previously tight credit spreads for state and local issues, together with a larger calendar of new issuance. Despite the after-tax value provided by California municipal bonds for retail investors subject to the state’s high tax brackets, California funds were not immune to the redemptions experienced by both the general market and high-yield products in the latter part of the period.

•

Positions in bonds with longer maturities declined the most in value since they typically have longer durations (above-average interest rate sensitivity). The Fund’s exposure to lower-coupon issues — such as those with 4% or 3% coupons — also detracted from results, as lower coupons generally underperform in rising rate environments. For the same reason, positions in zero-coupon bonds proved to be an additional detractor.

•	From a sector allocation perspective, the Fund’s exposure to school district and health care sectors were the largest detractors.

•

Portfolio income, which was enhanced by the Fund’s use of leverage, made a positive contribution during a period of falling prices. However, leverage also served to accentuate the price declines associated with rising yields.

•

The Fund sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose as prices fell, this aspect of the Fund’s positioning had a positive effect on returns. Positions in high-quality, short-duration bonds — such as pre-refunded securities — held up relatively well in the down market due to their lower interest rate sensitivity.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	SEMI-ANNUAL REPORT	JANUARY 31, 2017

BlackRock MuniYield California Quality Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	1/31/17	7/31/16	Change	High	Low
Market Price	$14.81	$16.75	(11.58)%	$16.87	$13.95
Net Asset Value	$15.41	$16.77	(8.11)%	$16.80	$15.09

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments*

Sector Allocation
	1/31/17	7/31/16
County/City/Special District/School District	38%	41%
Utilities	20	18
Health	14	14
Transportation	13	13
Education	9	9
State	5	5
Corporate	1	—

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Credit Quality Allocation[1]
	1/31/17	7/31/16
AAA/Aaa	13%	15%
AA/Aa	76	75
A	9	8
BBB/Baa	1	1
N/R	1	1

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Call/Maturity Schedule[2]
Calendar Year Ended December 31,
2017	11%
2018	9
2019	17
2020	7
2021	12

[2]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	9

Fund Summary as of January 31, 2017	BlackRock MuniYield New York Quality Fund, Inc.

Fund Overview

BlackRock MuniYield New York Quality Fund, Inc.’s (MYN) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal income taxes and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and New York State and New York City personal income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality, or are considered by the Fund’s adviser to be of comparable quality, at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information
Symbol on NYSE	MYN
Initial Offering Date	February 28, 1992
Yield on Closing Market Price as of January 31, 2017 ($12.95)[1]	5.00%
Tax Equivalent Yield[2]	10.12%
Current Monthly Distribution per Common Share[3]	$0.054
Current Annualized Distribution per Common Share[3]	$0.648
Economic Leverage as of January 31, 2017[4]	40%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal and state tax rate of 50.59%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended January 31, 2017 were as follows:

	Returns Based On
	Market Price	NAV
MYN[1,2]	(7.86)%	(5.97)%
Lipper New York Municipal Debt Funds[3]	(9.25)%	(5.24)%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Fund’s discount to NAV widened during the period, which accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The following discussion relates to the Fund’s absolute performance based on NAV:

•

Municipal bonds lost ground in the six-month reporting period. After producing slightly positive returns in August, municipal bonds began to move lower in September and October due to a pick-up in new tax-exempt issuance and rising yields in the U.S. Treasury market. (Prices and yields move in opposite directions.) The weakness accelerated in November once Donald Trump’s election victory caused investors to adjust their expectations in favor of stronger growth and tighter Fed policy. The municipal market subsequently stabilized and retraced some of its losses in December and January as the relative attractiveness of the asset class brought in new investors, but the modest rally was insufficient to make up for the earlier downturn. The New York municipal market faced the added challenge of elevated new-issue supply in late 2016.

•

At the sector level, exposure to the transportation, local general obligation and education sectors detracted from performance. Holdings in longer-duration bonds, which were more sensitive to rising yields, also detracted. (Duration is a measure of interest-rate sensitivity.) Credit spreads widened during the period, whereby the Fund’s holdings in lower-rated investment-grade bonds were a further detractor.

•

Portfolio income, which was enhanced by the Fund’s use of leverage, made a positive contribution during a period of falling prices. However, leverage also served to accentuate the price declines associated with rising yields.

•

At a time when lower-quality, longer-dated bonds experienced the largest underperformance, the Fund’s positions in high-quality, short-dated issues performed relatively well and helped mitigate the impact of the market decline. The Fund sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose as prices fell, this aspect of the Fund’s positioning had a positive effect on returns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	SEMI-ANNUAL REPORT	JANUARY 31, 2017

BlackRock MuniYield New York Quality Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	1/31/17	7/31/16	Change	High	Low
Market Price	$12.95	$14.40	(10.07)%	$14.56	$12.50
Net Asset Value	$13.83	$15.07	(8.23)%	$15.08	$13.52

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments*

Sector Allocation
	1/31/17	7/31/16
Transportation	24%	20%
County/City/Special District/School District	20	25
Education	18	18
Utilities	14	13
State	12	13
Health	6	6
Housing	4	3
Tobacco	1	1
Corporate	1	1

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Credit Quality Allocation[1]
	1/31/17	7/31/16
AAA/Aaa	20%	19%
AA/Aa	55	59
A	19	16
BBB/Baa	4	4
N/R2	2	2
[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2017 and July 31, 2016, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1% and less than 1%, respectively, of the Fund’s total investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2017	9%
2018	6
2019	8
2020	4
2021	21

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	11

Fund Summary as of January 31, 2017	BlackRock MuniYield Quality Fund III, Inc.

Fund Overview

BlackRock MuniYield Quality Fund III, Inc.’s (MYI) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax). Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality, or are considered by the Fund’s adviser to be of comparable quality, at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information
Symbol on NYSE	MYI
Initial Offering Date	March 27, 1992
Yield on Closing Market Price as of January 31, 2017 ($13.95)[1]	5.85%
Tax Equivalent Yield[2]	10.34%
Current Monthly Distribution per Common Share[3]	$0.068
Current Annualized Distribution per Common Share[3]	$0.816
Economic Leverage as of January 31, 2017[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended January 31, 2017 were as follows:

	Returns Based On
	Market Price	NAV
MYI[1,2]	(8.17)%	(5.75)%
Lipper General & Insured Municipal Debt Funds (Leveraged)[3]	(7.34)%	(5.63)%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Fund moved from a premium to NAV to a discount during the period, which accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The following discussion relates to the Fund’s absolute performance based on NAV:

•

Municipal bonds lost ground in the six-month reporting period. After producing slightly positive returns in August, municipal bonds began to move lower in September and October due to a pick-up in new tax-exempt issuance and rising yields in the U.S. Treasury market. (Prices and yields move in opposite directions.) The weakness accelerated in November once Donald Trump’s election victory caused investors to adjust their expectations in favor of stronger growth and tighter U.S. Federal Reserve policy. The municipal market subsequently stabilized and retraced some of its losses in December and January as the relative attractiveness of the asset class brought in new investors, but the modest rally was insufficient to make up for the earlier downturn.

•

The Fund’s duration positioning detracted from performance on an absolute basis, reflecting the aggressive increase in municipal bond yields. (Duration is a measure of interest-rate sensitivity.) The Fund’s exposure to the long end of the yield curve also detracted, as longer-term bonds sold off more than shorter-term issues. Additionally, holdings in the healthcare-related sectors underperformed due to uncertainty surrounding the future of the Affordable Care Act.

•

Portfolio income, which was enhanced by the Fund’s use of leverage, made a positive contribution during a period of falling prices. However, leverage also served to accentuate the price declines associated with rising yields.

•	The Fund sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose as prices fell, this aspect of the Trust’s positioning had a positive effect on returns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

12	SEMI-ANNUAL REPORT	JANUARY 31, 2017

BlackRock MuniYield Quality Fund III, Inc.

Market Price and Net Asset Value Per Share Summary

	1/31/17	7/31/16	Change	High	Low
Market Price	$13.95	$15.63	(10.75)%	$15.80	$13.23
Net Asset Value	$14.19	$15.49	(8.39)%	$15.49	$13.97

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments*

Sector Allocation
	1/31/17	7/31/16
Transportation	27%	26%
State	17	16
County/City/Special District/School District	17	15
Utilities	13	17
Health	12	12
Education	9	9
Corporate	2	2
Housing	2	2
Tobacco	1	1

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Credit Quality Allocation[1]
	1/31/17		7/31/16
AAA/Aaa	8%		11%
AA/Aa	61		61
A	21		20
BBB/Baa	7		7
N/R	3	[2]	1

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2017, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1% of the Fund’s total investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2017	10%
2018	20
2019	12
2020	3
2021	9

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	13

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.2%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/19 (a)	$5,225	$5,793,219
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	940	1,043,419

		6,836,638
California — 23.6%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18 (a)	5,050	5,409,004
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	2,865	3,263,063
City & County of San Francisco California Airports Commission, ARB, Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	680	682,618
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.50%, 5/01/28	1,800	2,079,792
2nd, 5.25%, 5/01/33	1,410	1,564,903
5.00%, 5/01/44	1,860	2,012,427
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.50%, 3/01/30	4,045	4,525,789
City of Sunnyvale California, Refunding RB, 5.25%, 4/01/40	2,800	3,080,756
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/18 (a)	3,500	3,722,005
County of Ventura California Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/18 (a)	3,175	3,389,884
Emery Unified School District, GO, Election of 2010, Series A (AGM), 5.50%, 8/01/35	1,875	2,141,100
Golden Empire Schools Financing Authority, Refunding RB, Kern High School District Projects, 1.15%, 5/01/17 (b)	2,850	2,850,000
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	2,445	2,886,249
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/20 (a)	2,000	2,265,640
Oceanside Unified School District, GO, Series A (AGC), 5.25%, 8/01/33	1,675	1,762,519
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/21 (a)	2,670	3,132,604
Riverside County Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/40	4,500	5,143,590
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	5,000	5,923,100
5.50%, 11/01/31	3,130	3,695,090
5.50%, 11/01/33	3,000	3,537,540

Municipal Bonds	Par (000)	Value
California (continued)
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	$1,260	$1,474,943
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	940	1,075,069
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	7,580	8,709,723

		74,327,408
Colorado — 2.1%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,500	1,703,805
5.50%, 11/15/30	565	636,862
5.50%, 11/15/31	675	758,950
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/19 (a)	3,300	3,654,387

		6,754,004
Connecticut — 1.0%
University of Connecticut, Refunding RB, Series A, 5.00%, 1/15/36	2,830	3,151,460
Florida — 20.5%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	405	464,150
County of Broward Florida Airport System, ARB, Series A, AMT, 5.13%, 10/01/38	5,665	6,143,013
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/45	1,440	1,554,365
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	2,995	3,383,422
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	2,500	2,767,400
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	300	302,922
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 5.38%, 10/01/33	1,765	1,954,084
Series A, 5.50%, 10/01/42	3,000	3,382,350
Series B, AMT, 6.25%, 10/01/38	800	947,512
Series B, AMT, 6.00%, 10/01/42	1,060	1,221,056
County of Miami-Dade Florida, Refunding RB, Water & Sewer System, Series B, 5.25%, 10/01/29	3,130	3,612,834
County of Miami-Dade Florida Aviation, Refunding ARB, AMT, Series A:
5.00%, 10/01/31	5,155	5,621,012
5.00%, 10/01/32	5,000	5,430,450
Miami International Airport (AGM), 5.50%, 10/01/18 (a)	4,180	4,478,870
Miami International Airport (AGM), 5.25%, 10/01/41	4,610	4,833,862

Portfolio Abbreviations

AGC	Assured Guarantee Corp.	EDA	Economic Development Authority	IDRB	Industrial Development Revenue Bonds
AGM	Assured Guaranty Municipal Corp.	EDC	Economic Development Corp.	ISD	Independent School District
AMBAC	American Municipal Bond Assurance Corp.	ERB	Education Revenue Bonds	LRB	Lease Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	FHA	Federal Housing Administration	M/F	Multi-Family
ARB	Airport Revenue Bonds	GAB	Grant Anticipation Bonds	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance Co.	GARB	General Airport Revenue Bonds	PILOT	Payment in Lieu of Taxes
BARB	Building Aid Revenue Bonds	GO	General Obligation Bonds	PSF-GTD	Permanent School Fund Guaranteed
BHAC	Berkshire Hathaway Assurance Corp.	HAD	Housing Development Authority	Q-SBLF	Qualified School Bond Loan Fund
BOCES	Board of Cooperative Educational Services	HFA	Housing Finance Agency	RB	Revenue Bonds
CAB	Capital Appreciation Bonds	IDA	Industrial Development Authority	S/F	Single-Family
COP	Certificates of Participation	IDB	Industrial Development Board	SONYMA	State of New York Mortgage Agency

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/19 (a)	$7,600	$8,396,176
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 6/01/32	1,805	2,076,905
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/21 (a)	6,965	8,083,091

		64,653,474
Hawaii — 1.6%
State of Hawaii Department of Transportation, COP, AMT:
5.25%, 8/01/25	740	833,558
5.25%, 8/01/26	1,205	1,345,756
State of Hawaii Department of Transportation, RB, Series A, AMT, 5.00%, 7/01/45	2,805	3,011,981

		5,191,295
Illinois — 15.1%
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A:
5.00%, 1/01/41	1,140	1,206,131
AMT, 5.50%, 1/01/28	1,000	1,140,980
AMT, 5.50%, 1/01/29	1,500	1,705,365
AMT, 5.38%, 1/01/33	2,000	2,216,240
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 1/01/39	2,000	2,244,220
Series C, 6.50%, 1/01/21 (a)	9,085	10,806,517
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18 (a)	3,400	3,700,288
Sales Tax Receipts, 5.25%, 12/01/36	2,940	3,141,184
Sales Tax Receipts, 5.25%, 12/01/40	1,500	1,599,225
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 1/01/42	2,985	3,135,981
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.25%, 12/01/30	1,270	1,372,108
5.50%, 12/01/38	1,205	1,292,700
5.25%, 12/01/43	2,960	3,123,007
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C:
4.00%, 2/15/41	1,155	959,100
5.00%, 2/15/41	975	979,563
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	2,350	2,648,662
6.00%, 6/01/28	670	761,730
State of Illinois, GO:
5.25%, 2/01/31	1,495	1,527,471
5.25%, 2/01/32	2,320	2,364,869
5.50%, 7/01/33	1,000	1,042,140
5.50%, 7/01/38	700	723,632

		47,691,113
Indiana — 1.0%
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 7/01/40	460	466,735
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.50%, 1/01/19 (a)	465	503,139
5.50%, 1/01/38	1,905	2,052,923

		3,022,797
Kentucky — 0.8%
Kentucky State Property & Building Commission, Refunding RB, (AGC):
5.25%, 2/01/19 (a)	2,040	2,202,976
5.25%, 2/01/27	260	278,083

		2,481,059

Municipal Bonds	Par (000)	Value
Louisiana — 1.5%
Lake Charles Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 1/01/29	$2,225	$2,555,079
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	2,020	2,134,493

		4,689,572
Massachusetts — 0.9%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A:
5.00%, 1/01/47	420	446,309
5.25%, 1/01/42	940	1,024,919
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	1,160	1,229,832

		2,701,060
Michigan — 2.3%
Hudsonville Michigan Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 5/01/41	3,420	3,795,448
Royal Oak Michigan Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	3,115	3,461,481

		7,256,929
Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18 (a)	305	333,917
6.50%, 11/15/38	1,670	1,803,466

		2,137,383
Mississippi — 1.3%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	2,405	3,044,610
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	1,000	1,139,580

		4,184,190
Nevada — 2.8%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	3,210	3,473,702
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/38	5,000	5,211,600

		8,685,302
New Jersey — 4.8%
New Jersey EDA, RB, Private Activity Bond, Goethals Bridge Replacement Project, AMT:
5.38%, 1/01/43	1,940	2,050,483
(AGM), 5.00%, 1/01/31	1,355	1,482,343
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	3,400	3,670,946
New Jersey Health Care Facilities Financing Authority, Refunding RB, RWJ Barnabas Health Obligated Group, Series A, 5.00%, 7/01/43	1,600	1,737,552
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AGC), 5.63%, 12/15/28	2,930	3,158,745
Series AA, 5.50%, 6/15/39	3,040	3,158,834

		15,258,903
New York — 8.1%
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution, Series EE:
Fiscal 2009, 5.25%, 6/15/40	6,930	7,529,653
Water & Sewer System, 5.38%, 6/15/43	2,220	2,503,516

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	15

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Municipal Bonds	Par (000)	Value
New York (continued)
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	$940	$1,063,958
Metropolitan Transportation Authority, RB:
Series A, 5.25%, 11/15/38	8,500	9,610,525
Series A-1, 5.25%, 11/15/39	1,550	1,752,539
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 7/15/36	2,000	2,230,380
TSASC, Inc., Refunding RB, Series A, 5.00%, 6/01/41	895	954,938

		25,645,509
Ohio — 0.9%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	2,500	2,851,525
Pennsylvania — 2.5%
Pennsylvania HFA, Refunding RB, S/F Housing Mortgage, Series 121, 3.10%, 10/01/36	1,710	1,525,457
Pennsylvania Turnpike Commission, RB, Series B, 5.00%, 12/01/45	2,300	2,519,811
Township of Bristol Pennsylvania School District, GO:
5.25%, 6/01/37	2,500	2,758,425
5.25%, 6/01/43	1,100	1,213,707

		8,017,400
South Carolina — 6.3%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	3,760	4,309,035
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
6.00%, 7/01/38	2,940	3,337,370
5.50%, 7/01/41	2,500	2,765,375
South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50	1,870	2,024,481
State of South Carolina Public Service Authority, Refunding RB:
Series A, 5.50%, 1/01/19 (a)	2,300	2,490,026
Series C, 5.00%, 12/01/46	1,000	1,101,230
Series E, 5.25%, 12/01/55	3,500	3,833,585

		19,861,102
Tennessee — 1.0%
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 7/01/40	3,000	3,254,910
Texas — 18.2%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	2,345	2,655,830
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 5/15/19 (a)	6,345	7,029,435
6.00%, 11/15/35	355	392,190
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC):
6.50%, 1/01/19 (a)	620	681,448
6.50%, 7/01/37	2,380	2,563,070
Dallas Area Rapid Transit, Refunding RB, Senior Lien (a):
5.25%, 12/01/18	2,605	2,802,198
5.25%, 12/01/18	1,950	2,097,615
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	1,615	1,712,191
Series H, 5.00%, 11/01/37	1,810	1,946,637
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	2,155	2,472,216
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	5,480	6,233,445

Municipal Bonds	Par (000)	Value
Texas (continued)
North Texas Tollway Authority, Refunding RB, 1st Tier System:
(NPFGC), 5.75%, 1/01/18 (a)	$4,340	$4,528,399
(NPFGC), 5.75%, 1/01/40	1,400	1,450,022
Series A, 5.63%, 1/01/18 (a)	4,895	5,101,961
Series A, 5.63%, 1/01/33	6,080	6,290,368
Series K-2 (AGC), 6.00%, 1/01/19 (a)	1,000	1,091,070
Series S, 5.75%, 1/01/18 (a)	855	892,116
Series S, 5.75%, 1/01/18 (a)	5,835	6,088,297
Series SE, 5.75%, 1/01/40	145	150,384
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	1,070	1,204,338

		57,383,230
Virginia — 1.1%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	945	1,043,053
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	2,195	2,411,252

		3,454,305
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	2,400	2,674,176
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	1,865	2,089,434

		4,763,610
Wyoming — 0.2%
Wyoming Municipal Power Agency Inc, Refunding RB, Series A (BAM), 5.00%, 1/01/42	570	634,028
Total Municipal Bonds — 122.0%		384,888,206

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
California — 2.7%
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No.2, Series A, 5.00%, 10/01/47	7,499	8,485,463
Colorado — 3.1%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-3 (AGM), 5.10%, 4/29/18 (a)	9,410	9,887,934
Connecticut — 1.1%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	3,061	3,347,504
District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(d)	1,699	1,837,353
Florida — 4.2%
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 6.00%, 7/01/18 (a)	12,500	13,369,500
Illinois — 5.8%
City of Chicago Illinois, ARB, O’Hare International Airport, Series A (AGM), 5.00%, 1/01/18 (a)	5,000	5,183,400
City of Chicago Illinois, Refunding RB, Waterworks, 2nd Lien (AGM), 5.25%, 11/01/33	3,967	4,117,795
State of Illinois Toll Highway Authority, RB, Senior:
Priority, Series A, 5.00%, 1/01/40	1,980	2,177,023
Series B, 5.00%, 1/01/40	6,148	6,774,444

		18,252,662

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
Nevada — 6.3%
County of Clark Nevada Water Reclamation District, GO (a):
Limited Tax, 6.00%, 7/01/18	$10,000	$10,700,000
Series B, 5.50%, 7/01/19	8,247	9,089,528

		19,789,528
New Jersey — 1.8%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	3,861	3,996,127
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (d)	1,500	1,524,230

		5,520,357
New York — 7.1%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF, 5.00%, 6/15/45	5,958	6,594,990
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,300	2,456,003
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	7,515	8,391,539
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (d)	4,400	5,008,034

		22,450,566
Pennsylvania — 0.7%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB (BAM), 5.00%, 8/15/38	1,963	2,166,726

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
Texas — 1.5%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	$4,296	$4,700,330
Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	2,504	2,655,490
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 35.7%		112,463,413
Total Long-Term Investments (Cost — $464,105,677) — 157.7%		497,351,619

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (e)(f)	6,399,391	6,400,031
Total Short-Term Securities (Cost — $6,399,798) — 2.0%		6,400,031
Total Investments (Cost — $470,505,475) — 159.7%		503,751,650
Other Assets Less Liabilities — 1.6%		5,078,902
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.8)%		(62,396,626)
VMTP Shares at Liquidation Value — (41.5)%		(131,000,000)

Net Assets Applicable to Common Shares — 100.0%		$315,433,926

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Variable rate security. Rate as of period end.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(d)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 7, 2018 to November 15, 2019, is $4,827,875. See Note 4 of the Notes to Financial Statements for details.

(e)	During the six months ended January 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	627,379	5,772,012	6,399,391	$6,400,031	$3,939	$329	$233

(f)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(39)	5-Year U.S. Treasury Note	March 2017	$4,596,820	$(10,406)
(121)	10-Year U.S. Treasury Note	March 2017	$15,060,719	(52,606)
(68)	Long U.S. Treasury Bond	March 2017	$10,257,375	(17,171)
(9)	Ultra U.S. Treasury Bond	March 2017	$1,446,188	(11,406)
Total				$(91,589)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	17

Schedule of Investments (concluded)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized depreciation[1]	—	—	—	—	$91,589	—	$91,589

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended January 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$1,128,892	—	$1,128,892
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$(30,573)	—	$(30,573)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$22,723,504

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$497,351,619	—	$497,351,619
Short-Term Securities	$6,400,031	—	—	6,400,031

Total	$6,400,031	$497,351,619	—	$503,751,650

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(91,589)	—	—	$(91,589)
[1] See above Schedule of Investments for values in each state or political subdivision.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(62,324,733)	—	$(62,324,733)
VMTP Shares at Liquidation Value	—	(131,000,000)	—	(131,000,000)

Total	—	$(193,324,733)	—	$(193,324,733)

During the six months ended January 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 92.4%
Corporate — 1.3%
California Pollution Control Financing Authority, RB, AMT, 4.75%, 11/01/46	$4,000	$4,190,600
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	2,435	2,659,799

		6,850,399
County/City/Special District/School District — 37.5%
Arcadia Unified School District, GO, Election of 2006, Series A, 5.00%, 8/01/37	7,925	7,946,635
City & County of San Francisco California, COP, Port Facilities Project, Series C, AMT, 5.25%, 3/01/32	1,050	1,177,344
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 2/01/19 (a)	2,000	2,192,120
County of Los Angeles Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 7/01/42 (b)	4,000	4,647,800
County of Orange California Sanitation District, COP, Series A, 5.00%, 2/01/19 (a)	2,500	2,692,400
County of Orange California Water District, COP, Refunding, 5.25%, 8/15/19 (a)	9,045	9,957,098
County of Orange California Water District Revenue (b):
5.00%, 8/15/32	1,000	1,189,720
5.00%, 8/15/34	2,110	2,486,150
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,755	3,187,948
El Monte City School District, GO, Los Angeles Country, California Series B, 5.50%, 8/01/46	4,265	5,043,960
Foothill-De Anza Community College District, COP, Refunding, 5.00%, 4/01/34	695	775,919
Fremont Union High School District, GO, Refunding, 4.00%, 8/01/40	1,150	1,196,886
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 8/01/37	2,725	3,120,997
Gavilan Joint Community College District, GO, Election of 2004, Series D:
5.50%, 8/01/31	2,165	2,448,442
5.75%, 8/01/35	8,400	9,573,396
Grossmont California Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/21 (a)	2,500	2,996,975
Grossmont Union High School District, GO, Election of 2008, Series C, 5.50%, 8/01/33	1,880	2,134,721
Imperial Irrigation District, Series A, Electric System Revenue (a):
5.13%, 11/01/18	4,085	4,377,241
5.13%, 11/01/18	915	980,459
Kern Community College District, GO, Safety Repair & Improvements, Series C, 5.25%, 11/01/32	5,715	6,662,204
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/17 (a)	22,440	22,917,523
Los Angeles Municipal Improvement Corp., Refunding LRB, Real Property, Series B (AGC), 5.50%, 4/01/19 (a)	2,075	2,264,551
Mount San Antonio Community College District, GO, Refunding, Election of 2008, Series 2013 A, 5.00%, 8/01/34	4,500	5,093,190
Ohlone Community College District, GO, Election of 2010, Series A, 5.25%, 8/01/21 (a)	8,140	9,466,006
Orchard School District, GO, Election of 2001, Series A (AGC), 5.00%, 8/01/19 (a)	7,490	8,193,461
Perris Union High School District, GO, Election of 2012, Series B, 5.25%, 9/01/39	2,715	3,092,629

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM):
5.50%, 8/01/34	$2,000	$2,122,300
5.63%, 8/01/18 (a)	4,500	4,807,800
Poway Unified School District Public Financing Authority, 5.00%, 9/01/29 (b)	1,735	1,949,238
Redlands Unified School District California, GO, Election of 2008 (AGM), 5.25%, 7/01/33	5,000	5,273,050
San Diego Unified School District, GO, CAB, Series C (c):
Election of 2008, 0.00%, 7/01/42	2,900	968,948
Election of 2008, 0.00%, 7/01/43	1,000	319,190
Election of 2008, 0.00%, 7/01/45	1,300	378,469
0.00%, 7/01/47	830	221,137
San Jose California Financing Authority, LRB, Convention Center Expansion & Renovation Project, Series A:
5.75%, 5/01/36	2,570	2,576,913
5.75%, 5/01/42	4,500	5,113,305
San Jose California Financing Authority, Refunding LRB, Civic Center Project, Series A:
5.00%, 6/01/32	3,375	3,815,606
5.00%, 6/01/39	5,800	6,439,624
San Juan Unified School District, GO, Election of 2002 (AGM), 5.00%, 8/01/34	6,475	7,125,220
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 8/01/41	3,000	3,428,700
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/19 (a)	5,600	6,247,192
Walnut Valley Unified School District, GO, Election of 2007, Series B, 5.75%, 8/01/21 (a)	7,680	9,093,888
West Contra Costa California Unified School District, GO:
Election of 2010, Series A (AGM), 5.25%, 8/01/41	6,140	6,926,288
Election of 2010, Series B, 5.50%, 8/01/39	3,000	3,488,010
Election of 2012, Series A, 5.50%, 8/01/39	2,500	2,906,675

		199,017,328
Education — 1.6%
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,750	3,119,050
California School Finance Authority, 5.00%, 7/01/36 (d)	755	758,057
University of California, RB, 5.25%, 5/15/36	3,680	4,283,741

		8,160,848
Health — 8.9%
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	10,000	11,049,300
Providence Health Services, Series B, 5.50%, 10/01/39	4,205	4,579,498
Sutter Health, Series B, 6.00%, 8/15/42	7,715	8,786,922
California Health Facilities Financing Authority, Refunding RB, Series A (a):
Catholic Healthcare West, 6.00%, 7/01/19	5,500	6,111,545
Dignity Health, 6.00%, 7/01/19	2,370	2,633,520
California Statewide Communities Development Authority, RB, Sutter Health, Series A, 6.00%, 8/15/42	5,130	5,842,762
California Statewide Communities Development Authority, Refunding RB:
Catholic Healthcare West, Series D (BHAC), 5.50%, 7/01/17 (a)	865	880,345

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	19

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Municipal Bonds	Par (000)	Value
California (continued)
Health (continued)
California Statewide Communities Development Authority, Refunding RB (continued):
CHF Irvine LLC, 5.00%, 5/15/40	$2,250	$2,397,825
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	2,860	3,172,512
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/38	1,625	1,859,650

		47,313,879
State — 7.5%
State of California, GO, Various Purposes:
6.00%, 3/01/33	5,500	6,225,505
6.00%, 4/01/38	17,180	18,846,975
6.00%, 11/01/39	3,510	3,920,740
State of California Public Works Board, LRB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	3,670	4,060,121
Various Capital Projects, Series I, 5.50%, 11/01/33	2,575	3,036,389
Various Capital Projects, Sub-Series I-1, 6.13%, 11/01/19 (a)	3,365	3,814,228

		39,903,958
Transportation — 17.0%
Alameda Corridor Transportation Authority, Refunding RB, Series B, 5.00%, 10/01/35	1,500	1,638,060
City & County of San Francisco California Airports Commission, ARB:
Series E, 6.00%, 5/01/39	9,650	10,613,938
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	545	547,098
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.13%, 1/01/27	985	988,713
City & County of San Francisco California Airports Commission, Refunding ARB, AMT:
2nd Series 34E (AGM), 5.75%, 5/01/18 (a)	3,500	3,672,690
2nd Series A, 5.25%, 5/01/33	1,900	2,108,734
Series A, 5.00%, 5/01/40	3,785	4,105,211
Series A, 5.00%, 5/01/44	2,660	2,877,987
City & County of San Francisco California Airports Commission, Refunding RB, AMT (AGM):
2nd Series 32, 5.75%, 5/01/18 (a)	2,285	2,418,170
Balance 2nd, 5.75%, 5/01/24	2,715	2,863,212
City of Los Angeles California Department of Airports, ARB:
AMT, Series D, 5.00%, 5/15/35	2,000	2,233,960
AMT, Series D, 5.00%, 5/15/36	1,500	1,667,445
Los Angeles International Airoport, Sub-Series B, 5.00%, 5/15/40	2,500	2,755,925
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.25%, 5/15/29	4,760	5,163,791
City of San Jose California, Refunding ARB, Series A-1, AMT, 6.25%, 3/01/34	1,400	1,607,564
County of Orange California, ARB, Series B, 5.75%, 7/01/34	5,000	5,095,600
County of Sacramento California, ARB:
Senior Series B, AMT (AGM), 5.25%, 7/01/33	7,000	7,351,890
Subordinated & Passenger Facility Charges/Grant, Series C (AGC), 5.75%, 7/01/18 (a)	5,555	5,926,852
County of Sacramento California, Refunding ARB, Senior Series A, 5.00%, 7/01/41	2,500	2,787,925
County of Sacramento California Airport System Revenue, Refunding ARB, Airport System Subordinate Revenue, SubSeries B, 5.00%, 7/01/41	1,750	1,944,145

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (continued)
County of San Bernardino California Transportation Authority, RB, Series A, 5.25%, 3/01/40	$4,500	$5,178,870
County of San Diego California Regional Airport Authority, Refunding ARB, Series B, 5.00%, 7/01/40	6,350	6,933,121
Los Angeles Harbor Department, RB, Series B, 5.25%, 8/01/19 (a)	2,760	3,034,013
Port of Los Angeles California Harbor Department, RB, Series B, 5.25%, 8/01/19 (a)	5,530	6,079,018
Port of Los Angeles California Harbor Department, Refunding RB, Series A, AMT, 5.00%, 8/01/44	200	218,948

		89,812,880
Utilities — 18.6%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 10/01/36	5,000	5,621,750
City of Los Angeles California Department of Water & Power, Refunding RB, Series A:
5.25%, 7/01/39	8,000	9,039,120
5.00%, 7/01/46	50	57,058
City of Los Angeles California Wastewater System, Refunding RB, Sub-Series A, 5.00%, 6/01/28	2,000	2,206,560
City of San Francisco California Public Utilities Commission Water Revenue, RB, Sub-Series A, 5.00%, 11/01/37	10,000	11,272,800
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Series A:
5.25%, 11/01/19 (a)	6,280	6,975,510
5.00%, 11/01/36	5,335	6,075,978
County of Los Angeles Sanitation Districts Financing Authority, RB, Series A, 4.00%, 10/01/42	8,210	8,328,142
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/18 (a)	4,895	5,142,785
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 8/01/41	4,000	4,609,200
East Bay California Municipal Utility District Wastewater System Revenue, Refunding RB, Sub-Series A (AMBAC), 5.00%, 6/01/17 (a)	2,500	2,535,625
East Bay California Municipal Utility District Water System Revenue, Refunding RB:
Series A (NPFGC), 5.00%, 6/01/17 (a)	3,000	3,043,080
Sub-Series A, 5.00%, 6/01/30	5,000	5,545,150
El Dorado Irrigation District / El Dorado County Water Agency, Refunding RB, Series A (AGM), 5.25%, 3/01/39	5,000	5,668,600
Los Angeles Department of Water & Power, RB (AMBAC), 5.00%, 7/01/37	5,025	5,098,214
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	15,000	15,236,400
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 5/15/19 (a)	2,000	2,186,400

		98,642,372
Total Municipal Bonds — 92.4%		489,701,664

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
California — 72.8%
County/City/Special District/School District — 24.7%
City of Los Angeles Department of Airports, RB, Los Angeles International Airport, AMT, Series A, 5.00%, 5/15/46	5,000	5,486,150

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	$10,000	$11,405,667
County of San Luis Obispo Community College District, GO, Refunding, Election of 2014, Series A, 4.00%, 8/01/40	6,585	6,713,470
County of San Mateo California Community College District, GO, Series A, 5.00%, 9/01/45	17,615	20,077,135
Los Angeles Community College District California, GO, Series A (a):
Election of 2001 (AGM), 5.00%, 8/01/32	12,000	12,255,360
Election of 2003, Series F-1, 5.00%, 8/01/33	12,000	12,723,000
Los Angeles Community College District California, GO, Refunding, Election of 2008, 6.00%, 8/01/33 (a)	9,596	10,730,218
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	5,000	5,408,850
Palomar California Community College District, GO, Election of 2006, Series C, 5.00%, 8/01/44	15,140	17,034,165
Sacramento Area Flood Control Agency, Refunding RB, Consolidated Capital Assessment District No.2, 5.00%, 10/01/43	10,005	11,340,467
West Valley-Mission Community College District, GO, Election of 2012, Series B, 4.00%, 8/01/40	17,000	17,709,240

		130,883,722
Education — 13.9%
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 8/01/35	11,000	12,092,850
University of California, RB:
Series AM, 5.25%, 5/15/44	9,210	10,655,141
Series O, 5.75%, 5/15/34 (a)	11,193	12,349,124
University of California, Refunding RB:
Series A, 5.00%, 11/01/43	13,002	14,785,543
Series I, 5.00%, 5/15/40	21,105	23,916,321

		73,798,979
Health — 14.4%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 8/15/52	10,000	10,772,600
California Health Facilities Financing Authority, Refunding RB:
Lucile Salter Packard Childern’s Hospital, Series B, 5.00%, 8/15/55	4,500	4,962,330
Sutter Health, Series A, 5.00%, 8/15/43	24,940	27,467,669
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	19,860	21,588,614
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series L, 5.00%, 5/15/41	10,375	11,713,682

		76,504,895
State — 0.9%
State of California, GO, Refunding, 4.00%, 9/01/37	4,575	4,707,126
Transportation — 4.7%
City of Los Angeles California Department of Airports, RB, AMT:
Los Angeles International Airport, Series B, 5.00%, 5/15/41	3,641	4,010,441
Senior Revenue, Series A, 5.00%, 5/15/40	5,500	6,113,965
City of Los Angeles California Department of Airports, Series D, 5.00%, 5/15/41	13,311	14,756,797

		24,881,203

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
California (continued)
Utilities — 14.2%
Anaheim Public Financing Authority, RB, Refunding, Series A:
5.00%, 5/01/39	$6,000	$6,628,200
5.00%, 5/01/46	13,500	14,840,550
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39 (a)	4,380	4,835,564
City of Los Angeles California Wastewater System, RB, Green Bonds, Series A, 5.00%, 6/01/44	6,290	7,102,353
County of San Diego California Water Authority Financing Corp., COP, Refunding, Series A (AGM) (a):
5.00%, 5/01/33	1,412	1,483,275
5.00%, 5/01/33	7,098	7,457,501
Los Angeles Department of Water, Refunding RB, Series A, 5.00%, 7/01/46	8,413	9,600,284
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1 (AGM), 5.00%, 7/01/37	13,525	13,721,991
Rancho Water District Financing Authority, Refunding RB, Series A (AGM):
5.00%, 8/01/34 (a)	3,729	3,937,415
5.00%, 8/01/34	5,548	5,858,368

		75,465,501
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 72.8%		386,241,426
Total Long-Term Investments (Cost — $838,564,794) — 165.2%		875,943,090

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (f)(g)	194,785	194,805
Total Short-Term Securities (Cost — $194,805) — 0.0%		194,805
Total Investments (Cost — $838,759,599) — 165.2%		876,137,895
Other Assets Less Liabilities — 1.2%		6,525,633
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (35.1)%		(186,102,536)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (31.3)%		(166,222,490)

Net Assets Applicable to Common Shares — 100.0%		$530,338,502

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	21

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security.

(c)	Zero-coupon bond.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(f)	During the six months ended January 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Loss[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	143,051	51,734	194,785	$194,805	$16,310	$(156)	—
[1] Includes net capital gain distributions.

(g)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(67)	5-Year U.S. Treasury Note	March 2017	$7,897,102	$(22,655)
(212)	10-Year U.S. Treasury Note	March 2017	$26,387,375	(99,575)
(127)	Long U.S. Treasury Bond	March 2017	$19,157,156	(65,189)
(30)	Ultra U.S. Treasury Bond	March 2017	$4,820,625	(21,441)
Total				$(208,860)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized depreciation[1]	—	—	—	—	$208,860	—	$208,860

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended January 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$2,679,501	—	$2,679,501
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$(13,270)	—	$(13,270)

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Schedule of Investments (concluded)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts – short	$44,055,863

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$875,943,090	—	$875,943,090
Short-Term Securities	$194,805	—	—	194,805

Total	$194,805	$875,943,090	—	$876,137,895

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(208,860)	—	—	$(208,860)
[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(185,697,579)	—	$(185,697,579)
VRDP Shares at Liquidation Value	—	(166,500,000)	—	(166,500,000)

Total	—	$(352,197,579)	—	$(352,197,579)

During the six months ended January 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	23

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 122.0%
Corporate — 1.9%
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	$930	$985,781
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 3/01/24	2,500	2,980,575
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters Issue, 5.25%, 10/01/35	5,600	6,678,224

		10,644,580
County/City/Special District/School District — 26.9%
Brooklyn Arena Local Development Corp., Refunding RB, Barclays Center Project, Series A, 5.00%, 7/15/42	2,430	2,632,054
City of New York New York, GO:
Series A-1, 5.00%, 8/01/35	1,950	2,178,072
Series B-1, 4.00%, 12/01/43	2,000	2,034,120
Sub-Series A-1, 5.00%, 8/01/33	2,100	2,367,498
Sub-Series D-1, 5.00%, 10/01/33	8,350	9,354,672
Sub-Series D-1, Fiscal 2014, 5.00%, 8/01/31	1,300	1,489,670
City of New York New York, GO, Refunding:
Fiscal 2012, Series I, 5.00%, 8/01/32	490	554,558
Fiscal 2014, Series E, 5.00%, 8/01/32	2,040	2,324,519
Series E, 5.50%, 8/01/25	6,230	7,491,201
City of New York New York Convention Center Development Corp., RB, Sub Lien, Hotel Unit Fee, Series B (a):
0.00%, 11/15/46	4,000	972,800
(AGM), 0.00%, 11/15/56	7,825	1,271,171
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	6,000	6,728,640
5.00%, 11/15/45	13,995	15,638,153
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/39 (a)	5,000	1,907,350
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/43 (a)	4,330	1,369,319
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	1,000	1,085,400
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/36	6,400	6,413,184
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	1,750	1,753,658
Yankee Stadium Project (NPFGC), 5.00%, 3/01/36	2,250	2,282,805
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	9,650	9,721,024
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
Sub-Series A-1, 5.00%, 11/01/38	1,000	1,138,370
Sub-Series B-1, 5.00%, 11/01/35	2,510	2,834,794
Sub-Series B-1, 5.00%, 11/01/36	1,690	1,903,988
Sub-Series B-1, 5.00%, 11/01/38	4,000	4,529,200
Sub-Series E-1, 5.00%, 2/01/30	1,000	1,170,340
City of New York New York Transitional Finance Authority Future Tax Secured, Refunding RB, Series C, 5.00%, 11/01/30	1,470	1,701,216
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	1,040	1,149,231

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A:
5.25%, 5/01/31	$2,305	$2,570,836
5.25%, 5/01/32	1,000	1,114,050
County of Erie New York Industrial Development Agency, Refunding RB:
5.00%, 5/01/29	4,060	4,741,958
City School District of Buffalo Project, 5.00%, 5/01/28	1,000	1,177,290
County of Nassau New York, GO:
Series A, 5.00%, 1/15/31	1,770	2,056,156
Series B, 5.00%, 10/01/30	1,550	1,804,867
Hudson Yards Infrastructure Corp., RB:
Series A (AGC), 5.00%, 2/15/47	550	554,180
Series A (AGC), 5.00%, 2/15/47	4,300	4,332,680
Series A (AGM), 5.00%, 2/15/47	4,580	4,614,808
Series A (NPFGC), 4.50%, 2/15/47	11,175	11,194,109
Series A (NPFGC), 5.00%, 2/15/47	4,665	4,700,454
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	2,570	2,862,003
4 World Trade Center Project, 5.00%, 11/15/44	2,000	2,193,100
4 World Trade Center Project, 5.75%, 11/15/51	3,000	3,414,390
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	1,090	1,151,509
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	3,725	4,074,330
Town of North Hempstead New York, GO, Refunding, Series B (NPFGC), 6.40%, 4/01/17	555	560,117

		147,113,844
Education — 23.1%
Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/31	250	278,385
5.00%, 12/01/32	100	111,427
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	2,000	2,082,660
Build NYC Resource Corp., RB, The Chapin School, Ltd. Project:
4.00%, 11/01/26	640	726,931
5.00%, 11/01/26	950	1,163,845
Build NYC Resource Corp., Refunding RB:
New York Law School Project, 5.00%, 7/01/41	1,065	1,122,116
New York Law School Project, 4.00%, 7/01/45	370	348,407
Series A, 5.00%, 6/01/43	525	589,964
City of New York Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A, 4.00%, 12/01/34	110	114,501
City of New York New York Trust for Cultural Resources, Refunding RB:
American Museum of Natural History, Series A, 5.00%, 7/01/37	2,265	2,525,883
American Museum of Natural History, Series A, 5.00%, 7/01/41	825	915,436
Carnegie Hall, Series A, 4.75%, 12/01/39	3,550	3,806,842
Carnegie Hall, Series A, 5.00%, 12/01/39	2,150	2,321,484
Museum of Modern Art, Series 1A, 5.00%, 10/01/18 (b)	1,000	1,065,330
Wildlife Conservation Society, Series A, 5.00%, 8/01/42	750	835,178
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	5,740	6,302,176

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Madison New York Capital Resource Corp., RB, Colgate University Project, Series B:
5.00%, 7/01/40	$815	$926,981
5.00%, 7/01/43	2,940	3,339,311
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series B, 4.50%, 7/01/35	3,885	4,167,906
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A:
5.00%, 7/01/38	1,440	1,612,282
4.00%, 7/01/39	500	516,235
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/30	1,190	1,329,063
5.00%, 12/01/36	1,150	1,287,735
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	500	560,950
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM):
5.50%, 7/01/33	500	555,230
5.25%, 7/01/36	860	944,667
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 7/01/37	675	744,255
State of New York Dormitory Authority, RB:
Columbia University, Series A-2, 5.00%, 10/01/46	1,250	1,635,837
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	2,075	2,337,218
Fordham University, Series A, 5.00%, 7/01/28	325	367,341
Fordham University, Series A, 5.50%, 7/01/36	1,550	1,766,597
General Purpose, Series A, 5.00%, 2/15/36	5,500	6,164,675
New School (AGM), 5.50%, 7/01/20 (b)	4,050	4,600,597
New York University Mount Sinai School of Medicine, 5.13%, 7/01/19 (b)	665	726,313
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	4,580	5,848,477
New York University, Series B, 5.00%, 7/01/34	1,000	1,078,550
New York University, Series B, 5.00%, 7/01/37	600	676,506
New York University, Series B, 5.00%, 7/01/42	3,240	3,625,236
New York University, Series C, 5.00%, 7/01/18 (b)	2,000	2,112,240
State University Dormitory Facilities, Series A, 5.00%, 7/01/35	800	882,080
State University Dormitory Facilities, Series A, 5.00%, 7/01/40	2,035	2,231,032
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	1,500	1,659,510
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 5/15/29	1,000	1,146,320
Barnard College, Series A, 5.00%, 7/01/34	1,150	1,295,325
Barnard College, Series A, 4.00%, 7/01/36	530	541,013
Barnard College, Series A, 4.00%, 7/01/37	400	406,860
Barnard College, Series A, 5.00%, 7/01/43	2,500	2,790,575
Cornell University, Series A, 5.00%, 7/01/40	700	772,548
Fordham University, 5.00%, 7/01/44	2,130	2,341,445
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	1,600	1,741,968
New York University Mount Sinai School of Medicine (NPFGC), 5.00%, 7/01/17 (b)	6,100	6,207,360

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
New York University, Series A, 5.00%, 7/01/31	$3,955	$4,500,157
New York University, Series A, 5.00%, 7/01/37	4,775	5,383,860
Pratt Institute, 5.00%, 7/01/46	1,210	1,347,311
Rochester Institute of Technology, 5.00%, 7/01/42	750	827,618
St. John’s University, Series A, 5.00%, 7/01/37	2,680	2,956,415
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	4,195	4,834,612
State University Dormitory Facilities, Series A, 5.25%, 7/01/31	8,735	10,000,265
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	1,490	1,667,161
State University Dormitory Facilities, Series B, 5.00%, 7/01/32	500	572,680
State University Dormitory Facilities, Series B, 5.00%, 7/01/33	1,140	1,300,261

		126,641,143
Health — 10.4%
City of New York New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	2,200	2,363,130
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC):
5.50%, 4/01/30	250	276,438
5.50%, 4/01/34	490	538,289
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B:
3.00%, 7/01/36	1,360	1,156,109
4.00%, 7/01/41	1,055	1,037,192
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A:
5.00%, 12/01/32	830	902,899
5.00%, 12/01/37	350	375,557
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	5,650	6,338,565
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 7/01/32	625	675,156
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	1,790	1,939,465
State of New York Dormitory Authority, RB:
General Purpose, Series A, 5.00%, 2/15/42	3,000	3,414,420
Healthcare, Series A, 5.00%, 3/15/19 (b)	2,000	2,161,560
Hudson Valley Hospital (BHAC) (FHA), 5.00%, 8/15/36	6,500	6,624,930
New York University Hospitals Center, Series A, 5.75%, 7/01/20 (b)	3,450	3,947,697
New York University Hospitals Center, Series A, 6.00%, 7/01/20 (b)	1,100	1,267,827
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/19 (b)	2,075	2,272,955
North Shore-Long Island Jewish Obligated Group, Series C, 4.25%, 5/01/39	1,000	1,036,610
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	300	310,983
State of New York Dormitory Authority, Refunding RB, Series A:
New York University Hospitals Center, 5.00%, 7/01/17 (b)	1,500	1,526,520

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	25

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
State of New York Dormitory Authority, Refunding RB, Series A (continued):
North Shore-Long Island Jewish Obligated Group, 5.00%, 5/01/32	$3,525	$3,946,449
North Shore-Long Island Jewish Obligated Group, 5.00%, 5/01/32	4,000	4,378,680
North Shore-Long Island Jewish Obligated Group, 5.25%, 5/01/34	9,220	10,165,419

		56,656,850
Housing — 4.6%
City of New York New York Housing Development Corp., RB, M/F Housing:
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.25%, 7/01/32	6,865	7,764,590
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.00%, 7/01/33	1,675	1,853,722
Series A-1-A, AMT, 5.00%, 11/01/30	750	757,943
Series A-1-A, AMT, 5.45%, 11/01/46	1,335	1,367,160
Series H-2-A, AMT, 5.20%, 11/01/35	840	848,291
Series H-2-A, AMT, 5.35%, 5/01/41	600	612,384
Sustainable Neighborhood Bonds,Series C-1-A, 3.40%, 11/01/47	3,150	2,781,544
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	1,230	1,253,985
City of Yonkers New York Industrial Development Agency, RB, Monastery Manor Associates LP Project, AMT (SONYMA), 5.25%, 4/01/37	2,445	2,450,575
County of Monroe New York Industrial Development Agency, IDRB, Southview Towers Project, AMT (SONYMA):
6.13%, 2/01/20	305	305,991
6.25%, 2/01/31	1,125	1,127,700
State of New York HFA, RB, Series A:
Affordable Housing (Fannie Mae), 4.00%, 11/01/42	2,630	2,600,649
St. Philip’s Housing, AMT (Fannie Mae), 4.65%, 11/15/38	1,500	1,500,465

		25,224,999
State — 10.8%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	1,700	1,742,857
Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	6,000	6,344,220
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	5,500	5,930,485
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	1,500	1,617,405
Fiscal 2015, Series S-1, 5.00%, 7/15/37	2,000	2,245,080
Series S-2 (AGM) (NPFGC), 5.00%, 1/15/37	5,000	5,013,550
Series S-2 (NPFGC), 4.25%, 1/15/34	4,025	4,032,487
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund:
Series B, 5.00%, 11/15/34	1,500	1,634,355
Sub-Series B-1, 5.00%, 11/15/31	3,465	3,953,877
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 4.00%, 10/15/32	3,835	4,124,312
State of New York Dormitory Authority, RB:
General Purpose, Series B, 5.00%, 3/15/37	1,000	1,125,100
General Purpose, Series B, 5.00%, 3/15/42	7,500	8,344,125
Master BOCES Program Lease (AGC), 5.00%, 8/15/28	1,750	1,874,285
School Districts Financing Program, Series C (AGM), 5.00%, 10/01/17 (b)	4,050	4,162,671

Municipal Bonds	Par (000)	Value
New York (continued)
State (continued)
State of New York Dormitory Authority, RB (continued):
Series B, 5.00%, 3/15/37	$2,000	$2,287,140
State Personal Income Tax, Series A, 5.00%, 2/15/43	1,000	1,105,630
State of New York Thruway Authority, RB, 2nd General Highway & Bridge Trust, Series B, 5.00%, 10/01/17 (b)	1,500	1,541,730
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/32	2,000	2,288,260

		59,367,569
Tobacco — 2.4%
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through:
Series A, 5.00%, 6/01/41	425	451,580
Series B, 5.00%, 6/01/45	1,820	1,922,866
Series C, 5.00%, 6/01/51	800	811,992
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39	2,190	2,194,577
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 5/15/34	1,650	1,815,314
5.25%, 5/15/40	2,250	2,458,867
Westchester Tobacco Asset Securitization, Refunding RB, Sub Series C, 4.00%, 6/01/42	3,445	3,374,894

		13,030,090
Transportation — 26.6%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	1,000	1,131,320
Series A, 5.00%, 11/15/30	1,000	1,124,940
Series A-1, 5.25%, 11/15/33	2,565	2,925,434
Series A-1, 5.25%, 11/15/34	2,840	3,227,859
Series D, 5.25%, 11/15/41	3,450	3,887,425
Series E, 5.00%, 11/15/38	7,785	8,638,625
Series E, 5.00%, 11/15/43	4,000	4,428,320
Series H, 5.00%, 11/15/31	1,690	1,905,661
Sub-Series B, 5.00%, 11/15/25	3,250	3,757,098
Transportation, Series C, 6.50%, 11/15/28	615	672,503
Metropolitan Transportation Authority, Refunding RB:
Green Bonds, Series A-1, 4.00%, 11/15/46	315	318,893
Green Bonds, Series A-1, 5.25%, 11/15/56	3,110	3,503,726
Series C-1, 5.25%, 11/15/56	1,355	1,534,253
Series D, 5.25%, 11/15/29	1,000	1,123,830
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A:
5.00%, 11/15/56	5,655	6,056,957
5.00%, 11/15/51	825	882,824
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	3,500	3,908,345
New York Transportation Development Corp., RB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 7/01/46	6,615	6,899,313
5.25%, 1/01/50	6,335	6,683,045
(AGM), 4.00%, 7/01/41	1,575	1,536,539
Niagara Falls Bridge Commission, Refunding RB, Toll Bridge System, Series A (AGC), 4.00%, 10/01/19	1,200	1,259,208
Port Authority of New York & New Jersey, ARB:
Consolidated, 163rd Series, 5.00%, 7/15/35	2,500	2,753,675
Consolidated, 169th Series, 5.00%, 10/15/41	1,000	1,068,980
Consolidated, 183rd Series, 4.00%, 6/15/44	1,500	1,551,270
JFK International Air Terminal LLC, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	8,160	8,281,421

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/33	$1,140	$1,262,789
179th Series, 5.00%, 12/01/38	1,390	1,578,011
Consolidated, 147th Series, AMT, 4.75%, 4/15/37	2,250	2,257,943
Consolidated, 177th Series, AMT, 4.00%, 1/15/43	735	741,975
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	750	820,200
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	1,000	1,099,070
Consolidated, 189th Series, 5.00%, 5/01/45	2,875	3,218,735
Port Authority of New York & New Jersey, Refunding RB, Series G (AGM), 5.75%, 12/01/25	3,500	3,552,080
State of New York Thruway Authority, RB, Junior Lien, Series A:
4.00%, 1/01/51	1,400	1,406,230
5.25%, 1/01/56	3,880	4,354,679
State of New York Thruway Authority, Refunding RB:
5.00%, 1/01/29	2,225	2,558,439
5.00%, 1/01/31	1,500	1,702,050
General, Series I, 5.00%, 1/01/37	4,750	5,259,010
General, Series I, 5.00%, 1/01/42	3,250	3,545,003
General, Series K, 5.00%, 1/01/32	3,500	3,955,700
Series J, 5.00%, 1/01/41	6,275	6,913,418
Triborough Bridge & Tunnel Authority, RB, Series B:
5.00%, 11/15/40	1,010	1,146,623
5.00%, 11/15/45	1,500	1,699,215
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32 (a)	9,590	5,560,474
General, Series A, 5.00%, 11/15/38	1,000	1,112,250
General, Series A, 5.25%, 11/15/45	1,460	1,683,219
General, Series A, 5.00%, 11/15/50	4,500	5,054,085
Series C, 5.00%, 11/15/38	2,000	2,118,640
Sub-Series A, 5.00%, 11/15/28	2,500	2,865,850
Sub-Series A, 5.00%, 11/15/29	875	997,036

		145,524,188
Utilities — 15.3%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2010, Series FF, 5.00%, 6/15/31	1,500	1,665,705
2nd General Resolution, Fiscal 2011, Series BB, 5.00%, 6/15/31	1,000	1,110,470
2nd General Resolution, Fiscal 2011, Series GG, 5.00%, 6/15/43	1,000	1,108,560
2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 6/15/39	3,000	3,403,170
2nd General Resolution, Series DD, 5.00%, 6/15/32	3,750	3,933,413
Fiscal 2016, Series A, 3.00%, 6/15/36	1,750	1,603,945
Long Island Power Authority, RB, General, Electric Systems, Series A (AGM), 5.00%, 5/01/36	3,775	4,145,176
Long Island Power Authority, Refunding RB:
Electric System, Series A, 5.00%, 9/01/34	1,000	1,106,840
Electric System, Series B, 5.00%, 9/01/41	590	658,458
Electric System, Series B, 5.00%, 9/01/46	2,750	3,054,920
Electric Systems, Series A (AGC), 5.75%, 4/01/39	1,015	1,099,915
General, Electric Systems, Series A (AGC), 6.00%, 5/01/19 (b)	1,500	1,659,690
State of New York Environmental Facilities Corp., RB:
5.00%, 3/15/45	5,145	5,806,544
Series B, Revolving Funds, Green Bonds, 5.00%, 9/15/40	1,195	1,360,567

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
State of New York Environmental Facilities Corp., Refunding RB:
Revolving Funds, New York City Municipal Water, Series B, 5.00%, 6/15/33	$1,040	$1,090,575
Revolving Funds, New York City Municipal Water, Series B, 5.00%, 6/15/36	2,100	2,348,346
Series A, 5.00%, 6/15/40	4,275	4,883,332
Series A, 5.00%, 6/15/45	18,920	21,418,008
Subordinated SRF Bonds, 3.00%, 6/15/35	2,985	2,749,513
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	4,920	5,511,827
Utility Debt Securitization Authority, Refunding RB, Restructuring:
3.00%, 12/15/32	1,600	1,575,840
Series E, 5.00%, 12/15/41	9,960	11,274,322
Western Nassau County Water Authority, RB, Series A, 5.00%, 4/01/40	1,185	1,309,366

		83,878,502
Total Municipal Bonds in New York		668,081,765

Guam — 0.3%
Utilities — 0.3%
Guam Power Authority, RB, Series A (AGM), 5.00%, 10/01/37	1,380	1,505,553

Puerto Rico — 0.9%
Housing — 0.9%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	4,580	4,831,167
Total Municipal Bonds — 123.2%		674,418,485

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
New York — 42.4%
County/City/Special District/School District — 6.5%
City of New York New York, GO, Refunding, Series E:
5.00%, 8/01/27	1,064	1,155,057
5.00%, 8/01/29	2,000	2,358,420
City of New York New York, GO:
Sub-Series C-3 (AGC), 5.75%, 8/15/19 (b)	916	995,591
Sub-Series C-3 (AGC), 5.75%, 8/15/28 (d)	13,484	14,658,361
Sub-Series I-1, 5.00%, 3/01/36	3,500	3,919,930
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	3,500	3,987,795
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	4,125	4,594,755
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	3,645	4,062,097

		35,732,006
Education — 7.1%
City of New York New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 8/01/33	1,981	2,267,744

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	27

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, LRB, State University Dormitory Facilities:
5.25%, 7/01/19 (b)	$6,000	$6,575,520
New York University, 5.00%, 7/01/35	5,198	5,794,311
State of New York Dormitory Authority, RB, Series A:
5.00%, 3/15/44	5,548	6,228,090
New York University, 5.00%, 7/01/18 (b)	6,498	6,862,798
New York University (AMBAC), 5.00%, 7/01/17 (b)	5,707	5,807,889
State of New York Dormitory Authority, Refunding RB, Series E, 5.25%, 3/15/33	4,500	5,278,995

		38,815,347
State — 8.6%
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (d)	9,739	11,023,411
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	7,995	9,326,727
4.00%, 10/15/32	8,000	8,603,520
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	7,850	8,553,438
State of New York Dormitory Authority, RB, Series C:
General Purpose, 5.00%, 3/15/41	1,650	1,812,740
Mental Health Services Facilities, AMT (AGM), 5.40%, 2/15/33	6,297	6,638,507
State of New York Urban Development Corp., Refunding RB, State Personal Income Tax, Series A, 5.00%, 3/15/45	1,001	1,132,905

		47,091,248
Transportation — 13.2%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	17,999	20,099,496
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT:
5.00%, 10/15/25	7,990	8,943,274
5.00%, 10/15/26	6,000	6,684,060
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	3,900	4,423,458
State of New York Thruway Authority, Refunding RB:
General, Series H (AGM), 5.00%, 1/01/37	10,000	10,313,600
Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	3,940	4,464,217
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/46	15,000	17,089,500

		72,017,605

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York (continued)
Utilities — 7.0%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 6/15/18 (b)	$942	$997,308
5.75%, 6/15/40	3,151	3,335,442
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	9,900	11,075,229
Fiscal 2012, Series BB, 5.00%, 6/15/44	3,991	4,454,730
Series FF-2, 5.50%, 6/15/40	2,760	3,014,141
New York State Environmental Facilities Corp., RB, Subordinated SRF Bonds, 4.00%, 6/15/46	1,488	1,538,085
Utility Debt Securitization Authority, Refunding RB:
5.00%, 12/15/41	5,998	6,789,710
Restructuring, 5.00%, 12/15/36	3,498	4,028,096
Restructuring, Series B, 4.00%, 12/15/35	2,980	3,164,194

		38,396,935
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 42.4%		232,053,141
Total Long-Term Investments (Cost — $865,940,417) — 165.6%		906,471,626

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (e)(f)	2,502,273	2,502,523
Total Short-Term Securities (Cost — $2,502,273) — 0.4%		2,502,523
Total Investments (Cost — $868,442,690) — 166.0%		908,974,149
Other Assets Less Liabilities — 1.3%		7,308,772
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.1)%		(121,446,817)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (45.2)%		(247,330,711)

Net Assets Applicable to Common Shares — 100.0%		$547,505,393

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(d)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between February 15, 2017 to February 15, 2019 is $12,778,278. See Note 4 of the Notes to Financial Statements for details.

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

(e)	During the six months ended January 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,544,681	957,592	2,502,273	$2,502,523	$5,876	$340	$250
[1] Includes net capital gain distributions.

(f)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(62)	5-Year U.S. Treasury Note	March 2017	$7,307,766	$(19,243)
(331)	10-Year U.S. Treasury Note	March 2017	$41,199,156	(94,576)
(188)	Long U.S. Treasury Bond	March 2017	$28,358,625	(45,415)
(44)	Ultra U.S. Treasury Bond	March 2017	$7,070,250	(34,484)
Total				$(193,718)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized depreciation[1]	—	—	—	—	$193,718	—	$193,718

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended January 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$2,910,352	—	$2,910,352
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$315,487	—	$315,487

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$57,679,547

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	29

Schedule of Investments (concluded)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$906,471,626	—	$906,471,626
Short-Term Securities	$2,502,523	—	—	2,502,523

Total	$2,502,523	$906,471,626	—	$908,974,149

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(193,718)	—	—	$(193,718)

[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(121,226,531)	—	$(121,226,531)
VRDP Shares at Liquidation Value	—	(247,700,000)	—	(247,700,000)

Total		$(368,926,531)	—	$(368,926,531)

During the six months ended January 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.7%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/19 (a)	$3,605	$3,997,044
City of Birmingham Alabama, GO, Convertible CAB, Series A1, 0.00%, 3/01/45 (b)	2,920	2,892,172

		6,889,216
Alaska — 1.5%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	2,690	2,979,471
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC) (a):
6.00%, 9/01/19	6,450	7,218,711
6.00%, 9/01/19	3,700	4,140,966

		14,339,148
Arizona — 0.7%
City of Phoenix & County of Maricopa Arizona IDA, Refunding RB, S/F Housing, Series A-2, AMT (Fannie Mae), 5.80%, 7/01/40	120	122,429
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, Series A:
3.25%, 1/01/37	2,020	1,836,665
5.00%, 1/01/38	1,095	1,233,550
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/27	3,075	3,330,440

		6,523,084
California — 12.9%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.40%, 10/01/17 (a)(b)	10,000	10,303,400
Alameda County Joint Powers Authority, Refunding RB, 5.00%, 12/01/17 (a)	6,990	7,232,553
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,550	1,684,137
Sutter Health, Series B, 5.88%, 8/15/31	3,200	3,649,856
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/37	2,965	3,277,719
California State University, RB, Systemwide, Series A, 5.50%, 5/01/19 (a)	1,525	1,671,797
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/37	1,065	1,074,745
California Statewide Communities Development Authority, RB:
Kaiser Permanente, Series A, 5.00%, 4/01/42	4,030	4,380,771
St. Joseph Health System, Series E (AGM), 5.25%, 7/01/18 (a)	4,000	4,240,840
City of Redding California, COP, Refunding, Series A (AGM), 5.00%, 6/01/30	1,900	1,981,415
City of San Jose California, Refunding ARB, AMT:
Series A (AMBAC), 5.50%, 3/01/32	11,965	12,006,758
Series A-1, 5.75%, 3/01/34	2,300	2,596,539
County of Sacramento California, ARB, Senior Series A, 5.00%, 7/01/18 (a)	10,000	10,564,100
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	1,830	2,117,584
Dublin Unified School District California, GO, CAB, Election of 2004, Series D, 0.00%, 8/01/34 (c)	5,000	1,849,250
Grossmont Union High School District, GO, CAB, Election of 2004, 0.00%, 8/01/31 (c)	5,110	2,889,807
Long Beach Unified School District, GO, CAB, Election of 2008, Series B, 0.00%, 8/01/34 (c)	5,000	2,447,200

Municipal Bonds	Par (000)	Value
California (continued)
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (a)	$1,200	$1,225,536
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 8/01/43 (b)	3,975	2,808,059
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 8/01/38 (c)	7,620	2,878,226
Oceanside Unified School District, GO, Series A (AGC), 5.25%, 8/01/33	2,500	2,630,625
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B (c):
0.00%, 8/01/35	7,820	3,585,392
0.00%, 8/01/36	10,000	4,370,500
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C (c):
0.00%, 8/01/37	8,000	3,453,600
0.00%, 8/01/38	12,940	5,361,818
San Diego California Unified School District, GO, CAB, Election of 2008, Series G (c):
0.00%, 7/01/34	1,860	817,656
0.00%, 7/01/35	1,970	813,925
0.00%, 7/01/36	2,960	1,148,658
0.00%, 7/01/37	1,975	721,586
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 7/01/31 (c)	3,485	1,977,284
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	1,800	2,003,994
5.00%, 8/01/38	1,600	1,779,152
State of California, GO, Refunding, Various Purposes:
5.00%, 9/01/41	2,700	3,012,849
5.00%, 10/01/41	2,555	2,862,137
State of California, GO, Series 2007-2 (NPFGC), 5.50%, 4/01/30	10	10,032
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.00%, 11/01/38	5,040	5,638,500
Walnut Valley Unified School District, GO, CAB, Election of 2007, Series B, 0.00%, 8/01/36 (c)	6,545	2,861,605
West Valley-Mission Community College District, GO, 5.00%, 8/01/30	575	576,627

		124,506,232
Colorado — 0.8%
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/36	1,500	1,623,420
Regional Transportation District, COP, Series A, 5.00%, 6/01/39	5,655	6,183,234

		7,806,654
Connecticut — 0.5%
Connecticut State Health & Educational Facility Authority, RB, Yale University Issue, Series T-1, 4.70%, 7/01/29	5,000	5,076,250
Florida — 13.6%
City of Tallahassee Florida Energy System Revenue, RB (NPFGC), 5.00%, 10/01/32	3,300	3,377,880
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 4/01/39	4,535	4,811,998
County of Broward Florida Airport System Revenue, RB, Series A, AMT, 5.00%, 10/01/40	3,000	3,249,720
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/18 (a)	13,100	13,873,424

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	31

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/18 (a)	$2,250	$2,403,945
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	1,750	1,936,515
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	2,600	2,921,984
5.38%, 10/01/32	3,440	3,807,942
County of Miami-Dade Florida, GO, Building Better Communities Program (a):
Series B, 6.38%, 7/01/18	6,000	6,448,920
Series B-1, 5.75%, 7/01/18	3,700	3,944,422
County of Miami-Dade Florida, RB, Seaport:
Department, Series A, 6.00%, 10/01/38	5,695	6,645,211
Department, Series B, AMT, 6.25%, 10/01/38	1,165	1,379,814
Department, Series B, AMT, 6.00%, 10/01/42	1,865	2,148,368
Series B, AMT, 6.00%, 10/01/30	1,820	2,134,096
County of Miami-Dade Florida, Refunding RB, Water & Sewer System, Series C (BHAC), 6.00%, 10/01/18 (a)	20,095	21,718,073
County of Miami-Dade Florida Aviation, Refunding ARB, AMT:
5.00%, 10/01/34	530	573,396
Miami International Airport, Series A (AGM), 5.50%, 10/01/18 (a)	19,020	20,379,930
County of Miami-Dade Florida Educational Facilities Authority, RB, University Miami, Series A, 5.00%, 4/01/40	14,360	15,664,750
County of Miami-Dade Florida Transit System, RB, Surtax (AGM), 5.00%, 7/01/35	2,800	2,924,544
County of Orange Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project, 5.00%, 8/01/47	2,250	2,357,460
County of Palm Beach Florida Solid Waste Authority, Refunding RB, Series B:
5.00%, 10/01/21 (a)	50	57,468
5.00%, 10/01/31	3,050	3,408,375
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	5,135	5,492,704

		131,660,939
Georgia — 2.1%
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	6,450	6,651,820
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	1,405	1,613,038
Metropolitan Atlanta Rapid Transit Authority, Refunding RB, 3rd Indenture, Series B, 5.00%, 7/01/17 (a)	10,000	10,176,000
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 4/01/33	395	419,885
5.00%, 4/01/44	1,775	1,860,875

		20,721,618
Hawaii — 0.4%
State of Hawaii Department of Transportation, COP, AMT:
5.00%, 8/01/27	2,000	2,202,780
5.00%, 8/01/28	1,775	1,945,347

		4,148,127

Municipal Bonds	Par (000)	Value
Illinois — 14.9%
City of Chicago Illinois, GO, Refunding, Series A:
5.00%, 1/01/35	$7,280	$6,797,409
Project, 5.25%, 1/01/33	2,340	2,244,832
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, AMT, Series B, 5.00%, 1/01/31	2,425	2,623,220
City of Chicago Illinois, Refunding RB, Series A:
Sales Tax Receipts, 5.00%, 1/01/41	2,715	2,755,046
Waterworks, 2nd Lien (AMBAC), 5.00%, 11/01/36	3,500	3,508,575
City of Chicago Illinois Midway International Airport, Refunding RB, 2nd Lien, Series A, AMT, 5.00%, 1/01/34	3,035	3,241,289
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series A, 5.75%, 1/01/39	9,000	10,098,990
City of Chicago Illinois O’Hare International Airport, RB, Senior Lien, Series D, 5.25%, 1/01/42	8,285	9,364,701
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	1,620	1,730,857
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.13%, 12/01/38	3,250	3,406,130
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	615	652,681
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	8,700	9,766,968
Illinois Finance Authority, Refunding RB:
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	5,250	5,793,427
Silver Cross Hospital and Medical Centers, 4.13%, 8/15/37	1,965	1,919,687
Silver Cross Hospital and Medical Centers, 5.00%, 8/15/44	985	1,032,388
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A:
CAB (NPFGC), 0.00%, 12/15/26 (c)	8,500	5,553,050
CAB (NPFGC), 0.00%, 6/15/32 (c)	14,000	6,752,480
CAB (NPFGC), 0.00%, 12/15/33 (c)	20,000	8,910,200
CAB (NPFGC), 0.00%, 12/15/34 (c)	41,880	17,599,651
5.00%, 6/15/42	475	482,572
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 6/15/44 (c)	9,430	2,282,814
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	1,700	1,932,747
Regional Transportation Authority, RB, Series C (NPFGC), 7.75%, 6/01/20	720	801,900
State of Illinois, GO:
5.25%, 7/01/29	3,160	3,246,394
5.25%, 2/01/33	5,860	5,969,875
5.50%, 7/01/33	2,235	2,329,183
5.25%, 2/01/34	5,360	5,447,797
5.50%, 7/01/38	1,200	1,240,512
5.00%, 2/01/39	7,500	7,450,500
State of Illinois Toll Highway Authority, RB, Series B:
5.50%, 1/01/18 (a)	4,000	4,165,680
(BHAC), 5.50%, 1/01/18 (a)	2,000	2,082,840
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/39	2,580	2,780,905

		143,965,300
Indiana — 2.8%
City of Indianapolis Indiana, Refunding RB, Series B (AGC), 5.25%, 8/15/27	5,000	5,264,550

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	$2,900	$3,260,354
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	1,400	1,448,846
Private Activity Bond, Ohio River Bridges, AMT, 5.00%, 7/01/40	2,425	2,460,502
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/19 (a)	5,000	5,457,350
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/19 (a)	565	614,008
5.75%, 1/01/38	2,335	2,527,777
(AGC), 5.25%, 1/01/19 (a)	265	285,482
(AGC), 5.50%, 1/01/19 (a)	830	898,077
(AGC), 5.25%, 1/01/29	1,085	1,164,997
(AGC), 5.50%, 1/01/38	3,420	3,685,563

		27,067,506
Iowa — 2.6%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 8/15/19 (a)	12,650	14,022,904
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	2,580	2,768,263
5.70%, 12/01/27	2,570	2,742,550
5.75%, 12/01/28	1,360	1,450,590
5.80%, 12/01/29	1,735	1,847,046
5.85%, 12/01/30	1,805	1,923,011

		24,754,364
Kansas — 1.6%
County Of Wyandotte Unified School District No. 500 Kansas City, GO, Improvement, Series A, 5.50%, 9/01/47	13,470	15,872,779
Kentucky — 1.9%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 1/01/40	1,000	1,070,140
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/39 (b)	8,225	6,625,484
Kentucky State Property & Building Commission, Refunding RB, Project No. 93, (AGC):
5.25%, 2/01/19 (a)	5,315	5,739,616
5.25%, 2/01/19 (a)	3,545	3,828,210
5.25%, 2/01/27	685	732,642
5.25%, 2/01/28	455	486,272

		18,482,364
Louisiana — 1.5%
City of New Orleans Louisiana Aviation Board, RB, AMT:
Series A (AGM), 5.25%, 1/01/32	6,405	6,578,831
Series B, 5.00%, 1/01/40	4,825	5,146,104
Louisiana Public Facilities Authority, RB, Provident Group-Flagship Properties LLC, Series A, 5.00%, 7/01/56	2,215	2,340,768

		14,065,703
Massachusetts — 1.8%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 1/01/47	5,950	6,322,708

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB, Emmanuel College Issue, Series A, 5.00%, 10/01/43	$1,045	$1,103,144
Massachusetts HFA, RB, M/F Housing, Series B, 7.00%, 12/01/38	3,150	3,302,681
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	2,395	2,539,179
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	3,495	3,916,147

		17,183,859
Michigan — 7.6%
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM), 6.25%, 7/01/19 (a)	1,075	1,202,001
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	3,185	3,602,808
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 3.25%, 11/15/42	2,505	2,046,510
Trinity Health Credit Group, 5.00%, 12/01/21 (a)	60	69,309
Trinity Health Credit Group, 5.00%, 12/01/39	16,040	17,963,036
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series D, 5.00%, 9/01/39	1,330	1,421,437
State of Michigan, RB, GAB (AGM) (a):
5.25%, 9/15/17	10,000	10,274,000
5.25%, 9/15/17	6,650	6,832,210
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I, 6.25%, 10/15/18 (a)	1,890	2,051,878
Series I, 6.25%, 10/15/18 (a)	1,130	1,226,785
Series I, 6.25%, 10/15/38	105	113,146
Series I (AGC), 5.25%, 10/15/24	1,750	1,910,195
Series I (AGC), 5.25%, 10/15/25	3,250	3,543,897
Series I-A, 5.38%, 10/15/36	2,075	2,307,877
Series I-A, 5.38%, 10/15/41	1,900	2,110,577
Series II-A (AGM), 5.25%, 10/15/36	8,040	8,909,526
State of Michigan HDA, RB, S/F Housing, Series C, AMT, 5.50%, 12/01/28	1,515	1,579,645
Wayne County Airport Authority, Refunding RB, AMT (AGC), 5.38%, 12/01/32	5,000	5,267,150
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	1,080	1,184,609

		73,616,596
Minnesota — 0.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18 (a)	845	925,114
6.50%, 11/15/38	4,655	5,027,028

		5,952,142
Nebraska — 0.8%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	6,825	7,397,003
Nevada — 1.1%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/19 (a)	2,250	2,480,535
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 7/01/42	2,000	2,163,120
(AGM), 5.25%, 7/01/39	5,170	5,594,715

		10,238,370

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	33

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds	Par (000)	Value
New Jersey — 8.5%
New Jersey EDA, RB:
Private Activity Bond, Goethals Bridge Replacement Project, AMT, 5.13%, 1/01/34	$1,930	$2,032,927
Private Activity Bond, Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	4,920	5,200,194
Series WW, 5.25%, 6/15/33	445	454,034
Series WW, 5.00%, 6/15/34	570	569,310
Series WW, 5.00%, 6/15/36	2,635	2,631,601
Series WW, 5.25%, 6/15/40	1,025	1,038,100
New Jersey EDA, Refunding RB, School Facilities Construction:
Series N-1 (AMBAC), 5.50%, 9/01/24	6,325	6,889,696
Series N-1 (NPFGC), 5.50%, 9/01/28	1,685	1,950,741
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	900	979,704
5.50%, 12/01/26	1,295	1,406,331
5.75%, 12/01/28	145	157,814
5.88%, 12/01/33	6,895	7,498,657
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	2,645	2,692,002
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35 (c)	18,525	6,629,171
CAB, Transportation System, Series C (AGC) (AMBAC), 0.00%, 12/15/25 (c)	8,550	5,822,379
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/28	4,205	4,477,862
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/29	2,145	2,271,147
Transportation Program, Series AA, 5.25%, 6/15/33	4,150	4,233,000
Transportation Program, Series AA, 5.00%, 6/15/38	4,990	4,963,753
Transportation System, Series A, 5.50%, 6/15/41	2,980	3,043,534
Transportation System, Series A (NPFGC), 5.75%, 6/15/25	4,000	4,627,560
Transportation System, Series AA, 5.50%, 6/15/39	5,625	5,844,881
Transportation System, Series B, 5.50%, 6/15/31	1,000	1,046,540
Transportation System, Series B, 5.00%, 6/15/42	3,520	3,494,762
Transportation System, Series D, 5.00%, 6/15/32	1,825	1,845,020

		81,800,720
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 8/01/44	1,040	1,148,212
New York — 2.8%
City of New York New York Transitional Finance Authority, RB, Fiscal 2009, Series S-4, 5.50%, 1/15/34	7,250	7,817,457
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	4,150	4,752,539
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,920	2,173,190
New York Transportation Development Corp., RB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 1/01/50	8,300	8,756,002

Municipal Bonds	Par (000)	Value
New York (continued)
State of New York Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	$3,250	$3,497,488

		26,996,676
North Carolina — 0.5%
North Carolina Housing Finance Agency, RB, Series 31-A, AMT, 5.25%, 7/01/38	4,345	4,371,461
Ohio — 2.2%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	3,000	3,538,290
County of Montgomery Ohio, RB, Catholic Health Initiatives, Series D-2, 5.45%, 10/01/38	11,135	12,090,383
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/32	1,950	2,217,208
5.25%, 2/15/33	2,730	3,094,346

		20,940,227
Pennsylvania — 5.5%
Commonwealth Financing Authority, RB, Series B, 5.00%, 6/01/42	3,305	3,585,991
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Bridge Finco LP, AMT:
5.00%, 12/31/34	7,115	7,593,626
5.00%, 12/31/38	5,850	6,168,767
5.00%, 6/30/42	6,805	7,181,249
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 9/01/50	9,075	9,983,135
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	1,775	1,949,571
Series A-1, 5.00%, 12/01/41	2,320	2,558,009
Series B, 5.00%, 12/01/40	920	1,011,558
Series C, 5.50%, 12/01/33	1,565	1,813,428
Sub-Series C (AGC), 6.25%, 6/01/18 (a)	5,695	6,087,841
Subordinate, Special Motor License Fund, 6.00%, 12/01/20 (a)	2,575	3,008,321
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	2,165	2,368,402

		53,309,898
Rhode Island — 1.1%
Rhode Island Commerce Corp., RB, Airport Corp.:
5.00%, 7/01/41	295	323,285
5.00%, 7/01/46	325	354,812
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 6/01/45	3,000	2,834,610
5.00%, 6/01/50	7,465	7,479,631

		10,992,338
South Carolina — 3.8%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	3,600	4,195,944
South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50	6,530	7,069,443
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	11,450	12,895,563
Series E, 5.50%, 12/01/53	2,025	2,277,194
State of South Carolina Public Service Authority, Refunding RB:
Santee Cooper, Series B, 5.00%, 12/01/38	5,870	6,506,073
Series E, 5.25%, 12/01/55	2,985	3,269,500

		36,213,717

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds	Par (000)	Value
Texas — 16.1%
Central Texas Turnpike System, Refunding RB, CAB, Series B, 0.00%, 8/15/37 (c)	$5,065	$2,156,829
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien:
Series A (AGC), 5.38%, 5/15/19 (a)	3,460	3,784,583
Series A (AGC), 6.00%, 5/15/19 (a)	5,400	5,982,498
Series A (AGC), 6.00%, 11/15/35	300	331,428
Series A (AGC), 5.38%, 11/15/38	190	204,774
Series A (AGM), 5.00%, 11/15/17 (a)	10,000	10,317,600
City of San Antonio Texas Public Service Board, RB, Junior Lien, 5.00%, 2/01/38	1,450	1,621,665
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (c)	5,810	2,552,856
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	2,095	2,337,580
Dallas ISD, GO, School Building (PSF-GTD), 6.38%, 2/15/18 (a)	10,000	10,559,500
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series D, AMT, 5.00%, 11/01/38	10,980	11,803,939
Dallas-Fort Worth International Airport, Refunding ARB, Series F:
5.25%, 11/01/33	2,745	3,145,001
5.00%, 11/01/35	5,000	5,360,100
Grand Prairie ISD, GO, Refunding, CAB, 0.00%, 8/15/18 (a)(c)	10,000	5,033,800
Judson ISD Texas, GO, School Building (AGC), 5.00%, 2/01/17 (a)	10,000	10,000,000
Leander ISD, GO, Refunding, CAB, Series D, 0.00%, 8/15/38 (c)	9,685	3,922,231
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 9/01/43 (c)	24,100	5,786,892
North Texas Tollway Authority, Refunding RB:
1st Tier System, Series A, 6.00%, 1/01/19 (a)	5,100	5,564,457
1st Tier System, Series A, 5.13%, 1/01/28	2,460	2,541,082
1st Tier System, Series A (NPFGC), 5.13%, 1/01/18 (a)	17,540	18,201,784
1st Tier System, Series A (NPFGC), 6.00%, 1/01/28	1,175	1,274,746
1st Tier System, Series S, 5.75%, 1/01/18 (a)	8,540	8,910,721
1st Tier System, Series SE, 5.75%, 1/01/40	1,460	1,514,210
Series B, 5.00%, 1/01/40	1,710	1,889,225
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, CAB (c):
0.00%, 9/15/35	680	292,346
0.00%, 9/15/36	12,195	4,944,585
0.00%, 9/15/37	8,730	3,330,146
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/32	3,930	4,175,939
Natural Gas Utility Improvements, 5.00%, 12/15/31	1,665	1,774,624
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group, 5.00%, 12/31/45	3,630	3,808,451
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	11,345	12,361,852

		155,485,444
Utah — 1.9%
Utah Transit Authority, Refunding RB, CAB (c):
Sub-Series A (AGC), 0.00%, 6/15/20	10,000	8,661,800
Sub-Series A (NPFGC), 0.00%, 6/15/24	13,930	9,883,614

		18,545,414

Municipal Bonds	Par (000)	Value
Washington — 1.3%
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	$2,830	$3,093,247
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 8/15/44	1,000	1,080,140
Providence Health & Services, Series A, 5.25%, 10/01/39	2,725	2,930,138
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	5,400	5,750,244

		12,853,769
Wisconsin — 0.5%
Public Finance Authority, RB, KU Campus Development Corp., Central District Development Project, 5.00%, 3/01/46	875	957,101
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	3,745	4,059,992

		5,017,093
Total Municipal Bonds — 114.7%		1,107,942,223

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
Arizona — 1.1%
Arizona School Facilities Board, COP (AGC), 5.13%, 9/01/18 (a)(e)	10,000	10,630,400
California — 7.0%
California State University, RB, Systemwide, Series A (AGM) (e):
5.00%, 5/01/18 (a)	7,793	8,152,788
5.00%, 11/01/33	204	213,336
California State University, Refunding RB, Systemwide, Series A (AGM):
5.00%, 5/01/17 (a)	7,840	7,920,144
5.00%, 5/01/17 (a)	5,040	5,091,521
5.00%, 11/01/37	5,555	5,611,786
City of Riverside California, RB, Issue D (AGM), 5.00%, 10/01/38	20,000	21,048,200
County of San Diego California Water Authority Financing Corp., COP, Refunding, Series A (AGM) (a):
5.00%, 5/01/18	1,554	1,633,171
5.00%, 5/01/18	7,816	8,211,138
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (a)	5,248	5,868,088
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/19 (a)	1,047	1,151,151
University of California, RB, Series O, 5.75%, 5/15/19 (a)	2,206	2,433,406

		67,334,729
Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (e)	2,469	2,564,663
Connecticut — 0.4%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	3,932	4,299,246

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	35

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
District of Columbia — 2.6%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (e)	$2,594	$2,878,112
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(e)	4,277	4,625,807
Metropolitan Washington Airports Authority, RB, Series B, AMT, 5.00%, 10/01/32	10,000	10,231,500
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	6,880	7,639,208

		25,374,627
Florida — 4.6%
City of Miami Beach Florida, RB, 5.00%, 9/01/45	8,760	9,774,846
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	4,840	5,320,806
County of Miami-Dade Florida Water & Sewer System (AGC), 5.00%, 10/01/39	11,702	12,843,865
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/19 (a)	12,013	13,271,044
State of Florida Board of Education, GO, Refunding, Series C, 5.00%, 6/01/18 (e)	3,299	3,377,847

		44,588,408
Illinois — 4.5%
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/19 (a)(e)	3,499	3,823,117
State of Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/18 (a)	10,000	10,713,000
State of Illinois Toll Highway Authority, RB:
Senior Priority, Series A, 5.00%, 1/01/40	7,621	8,378,238
Senior, Series B, 5.00%, 1/01/40	2,939	3,238,515
Senior, Series C, 5.00%, 1/01/36	10,000	10,985,597
Series A, 5.00%, 1/01/38	5,836	6,414,195

		43,552,662
Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 3/01/46	4,204	4,688,103
Michigan — 0.9%
Michigan Finance Authority, RB, Beaumont Health Credit Group, 5.00%, 11/01/44	5,591	6,043,075
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	2,410	2,650,663

		8,693,738
Nevada — 1.8%
County of Clark Nevada Water Reclamation District, GO, Series B (a):
5.50%, 7/01/19	510	561,898
Limited Tax, 5.75%, 7/01/19	4,813	5,333,376
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 6/01/46	9,840	11,106,408

		17,001,682
New Jersey — 2.1%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 5/01/51	2,320	2,638,327
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	10,000	12,136,500
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (e)	4,961	5,040,120

		19,814,947

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New York — 8.8%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series DD:
5.00%, 6/15/18 (a)	$2,586	$2,708,780
5.00%, 6/15/37	14,981	15,693,256
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	15,521	17,223,401
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2014, Series DD, 5.00%, 6/15/35	4,740	5,376,061
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.25%, 11/15/44	9,850	11,239,146
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	4,280	4,845,860
New York State Urban Development Corp., RB, Personal Income Tax, General Purpose, Series A-1, 5.00%, 3/15/43	14,280	15,807,103
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 198th Series, 5.25%, 11/15/56	6,402	7,322,608
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (e)	4,500	4,806,495

		85,022,710
Ohio — 0.7%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 4/28/18 (a)	4,990	5,234,859
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	1,520	1,623,087

		6,857,946
Pennsylvania — 0.3%
County of Westmoreland Pennsylvania Municipal Authority, RB, Westmoreland County, Pennsyllvania (BAM), 5.00%, 8/15/42	2,560	2,817,459
South Carolina — 1.2%
State of South Carolina Public Service Authority, Refunding RB, Series B, 5.00%, 12/01/56	10,740	11,578,364
Texas — 5.8%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	1,799	1,967,580
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 2/15/41	9,840	10,935,389
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37 (e)	8,868	9,537,309
Friendswood ISD Texas, GO, Schoolhouse (PSF-GTD), 5.00%, 2/15/18 (a)	12,955	13,494,695
Houston ISD, GO, Schoolhouse (PSF-GTD), 5.00%, 2/15/17 (a)	10,000	10,016,500
Texas State University Systems, Refunding RB, 5.25%, 3/15/18 (a)	10,000	10,477,300

		56,428,773
Virginia — 0.4%
University of Virginia, Refunding RB, GO, 5.00%, 6/01/40	3,944	4,130,223
Washington — 2.8%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (a)	16,770	17,526,411
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	8,205	9,484,734

		27,011,145

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
Wisconsin — 2.8%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/19 (a)	$14,780	$16,346,532
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 4/01/42	2,490	2,672,417
Series C, 5.25%, 4/01/39 (e)	7,459	7,844,870

		26,863,819
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 48.6%		469,253,644
Total Long-Term Investments (Cost — $1,493,395,734) — 163.3%		1,577,195,867

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (f)(g)	5,585,572	$5,586,130
Total Short-Term Securities (Cost — $5,585,738) — 0.6%		5,586,130
Total Investments (Cost — $1,498,981,472) — 163.9%		1,582,781,997
Other Assets Less Liabilities — 0.9%		8,257,446
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (27.9)%		(269,576,367)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (36.9)%		(355,912,992)

Net Assets Applicable to Common Shares — 100.0%		$965,550,084

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(c)	Zero-coupon bond.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between April 1, 2017 and December 1, 2029 is $33,967,868. See Note 4 of the Notes to Financial Statements for details.

(f)	During the six months ended January 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	5,108,362	477,210	5,585,572	$5,586,130	$21,145	$4,119	$392
[1] Includes net capital gain distributions.

(g)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(66)	5-Year U.S. Treasury Note	March 2017	$7,779,234	$(9,148)
(389)	10-Year U.S. Treasury Note	March 2017	$48,418,344	(57,985)
(357)	Long U.S. Treasury Bond	March 2017	$53,851,219	115,143
(46)	Ultra U.S. Treasury Bond	March 2017	$7,391,625	(11,532)
Total				$36,478

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	—	—	$115,143	—	$115,143

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	—	—	$78,665	—	$78,665

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	37

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

For the six months ended January 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$5,028,425	—	$5,028,425
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$592,441	—	$592,441

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,934,540	[1]
Average notional value of contracts — short	$87,858,258
[1] Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter end.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$1,577,195,867	—	$1,577,195,867
Short-Term Securities	$5,586,130	—	—	5,586,130

Total	$5,586,130	$1,577,195,867	—	$1,582,781,997

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$115,143	—	—	$115,143
Liabilities:
Interest rate contracts	(78,665)	—	—	(78,665)

Total	$36,478	—	—	$36,478

[1] See above Schedule of Investments for values in each state or political subdivision.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(269,064,024)	—	$(269,064,024)
VRDP Shares at Liquidation Value	—	(356,400,000)	—	(356,400,000)

Total	—	$(625,464,024)	—	$(625,464,024)

During the six months ended January 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Statements of Assets and Liabilities

January 31, 2017 (Unaudited)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)	BlackRock MuniYield California Quality Fund, Inc. (MCA)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Assets
Investments at value — unaffiliated[1]	$497,351,619	$875,943,090	$906,471,626	$1,577,195,867
Investments at value — affiliated[2]	6,400,031	194,805	2,502,523	5,586,130
Cash pledged for futures contracts	558,800	1,091,750	1,606,350	2,449,600
Receivables:
Interest — unaffiliated	5,243,813	12,474,263	9,190,621	16,869,738
TOB Trust	1,307,694	6,665,000	—	6,665,000
Investments sold	55,000	4,874,253	45,000	2,401,600
Dividends — affiliated	1,521	579	1,878	4,737
Prepaid expenses	12,690	20,056	20,459	32,897

Total assets	510,931,168	901,263,796	919,838,457	1,611,205,569

Accrued Liabilities
Bank overdraft	180,520	188,506	280,719	397,117
Payables:
Income dividends — Common Shares	1,440,974	2,236,372	2,137,676	4,627,299
Investment advisory fees	226,943	376,772	389,791	675,690
Variation margin on futures contracts	82,789	161,570	238,766	355,766
Interest expense and fees	71,893	404,957	220,286	512,343
Officer’s and Directors’ fees	1,781	255,387	269,213	462,703
Investments purchased	—	15,179,679	—	13,305,701
Other accrued expenses	167,609	201,982	239,371	341,850

Total accrued liabilities	2,172,509	19,005,225	3,775,822	20,678,469

Other Liabilities
TOB Trust Certificates	62,324,733	185,697,579	121,226,531	269,064,024
VMTP Shares, at liquidation value of $100,000 per share[3,4]	131,000,000	—	—	—
VRDP Shares, at liquidation value of $100,000 per share, net of deferred offering costs[3,4]	—	166,222,490	247,330,711	355,912,992

Total other liabilities	193,324,733	351,920,069	368,557,242	624,977,016

Total liabilities	195,497,242	370,925,294	372,333,064	645,655,485

Net Assets Applicable to Common Shareholders	$315,433,926	$530,338,502	$547,505,393	$965,550,084

Net Assets Applicable to Common Shareholders Consist of
Paid-in capital[5,6]	$300,037,517	$493,049,859	$530,160,582	$924,445,586
Undistributed net investment income	1,921,517	2,002,640	3,431,938	11,187,393
Accumulated net realized loss	(19,679,694)	(1,883,433)	(26,424,868)	(53,919,898)
Net unrealized appreciation (depreciation)	33,154,586	37,169,436	40,337,741	83,837,003

Net Assets Applicable to Common Shareholders	$315,433,926	$530,338,502	$547,505,393	$965,550,084

Net asset value per Common Share	$14.01	$15.41	$13.83	$14.19

[1] Investments at cost — unaffiliated	$464,105,677	$838,564,794	$865,940,417	$1,493,395,734
[2] Investments at cost — affiliated	$6,399,798	$194,805	$2,502,273	$5,585,738
[3] Preferred Shares outstanding, par value $0.10 per share	1,310	1,665	2,477	3,564
[4] Preferred Shares authorized, including Auction Market Preferred Shares (“AMPS”)	9,490	12,665	14,637	26,364
[5] Common Shares outstanding, par value $0.10 per share	22,515,224	34,405,717	39,586,584	68,048,509
[6] Common Shares authorized	199,990,510	199,987,335	199,985,363	199,973,636

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	39

Statements of Operations

Six Months Ended January 31, 2017 (Unaudited)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)	BlackRock MuniYield California Quality Fund, Inc. (MCA)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Investment Income
Interest — unaffiliated	$11,463,187	$17,794,116	$18,176,599	$35,661,494
Dividends — affiliated	3,939	16,310	5,876	21,145

Total investment income	11,467,126	17,810,426	18,182,475	35,682,639

Expenses
Investment advisory	1,434,356	2,287,040	2,365,153	4,106,060
Professional	44,508	60,188	63,146	95,215
Accounting services	33,477	49,467	53,911	76,890
Rating agency	19,259	19,289	19,359	19,454
Transfer agent	16,146	17,704	21,387	38,999
Officer and Directors	14,694	39,656	41,415	72,370
Custodian	11,439	18,256	20,396	32,344
Registration	5,188	7,291	8,390	14,432
Printing	5,176	6,433	6,604	8,875
Miscellaneous	27,417	24,366	31,548	42,700

Total expenses excluding interest expense, fees and amortization of offering costs	1,611,660	2,529,690	2,631,309	4,507,339
Interest expense, fees and amortization of offering costs[1]	1,491,314	2,606,503	2,742,921	4,552,009

Total expenses	3,102,974	5,136,193	5,374,230	9,059,348
Less fees waived by the Manager	(43,043)	(3,224)	(1,131)	(3,816)

Total expenses after fees waived	3,059,931	5,132,969	5,373,099	9,055,532

Net investment income	8,407,195	12,677,457	12,809,376	26,627,107

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	200,931	(2,373,176)	249,097	(230,400)
Investments — affiliated	329	(159)	339	25
Futures contracts	1,128,892	2,679,501	2,910,352	5,028,425
Capital gain distributions from investment companies — affiliated	—	3	1	4,094

	1,330,152	306,169	3,159,789	4,802,144

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(25,120,242)	(44,469,740)	(52,404,617)	(92,827,584)
Investments — affiliated	233	—	250	392
Futures contracts	(30,573)	(13,270)	315,487	592,441

	(25,150,582)	(44,483,010)	(52,088,880)	(92,234,751)

Net realized and unrealized loss	(23,820,430)	(44,176,841)	(48,929,091)	(87,432,607)

Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Operations	$(15,413,235)	$(31,499,384)	$(36,119,715)	$(60,805,500)

[1] Related to TOB Trusts, VMTP Shares and/or VRDP Shares.

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Statements of Changes in Net Assets

	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)		BlackRock MuniYield California Quality Fund, Inc. (MCA)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016

Operations
Net investment income	$8,407,195	$17,649,198	$12,677,457	$27,797,843
Net realized gain (loss)	1,330,152	(180,558)	306,169	1,382,536
Net change in unrealized appreciation (depreciation)	(25,150,582)	14,305,532	(44,483,010)	22,794,435

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(15,413,235)	31,774,172	(31,499,384)	51,974,814

Distributions to Common Shareholders[1]
From net investment income	(8,645,846)	(18,192,301)	(13,418,238)	(29,271,550)
From net realized gain	—	—	(1,659,457)	—

Decrease in net assets resulting from distributions to Common Shareholders	(8,645,846)	(18,192,301)	(15,077,695)	(29,271,550)

Capital Share Transactions
Reinvestment of common distributions	—	—	151,954	—

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	(24,059,081)	13,581,871	(46,425,125)	22,703,264
Beginning of period	339,493,007	325,911,136	576,763,627	554,060,363

End of period	$315,433,926	$339,493,007	$530,338,502	$576,763,627

Undistributed net investment income, end of period	$1,921,517	$2,160,168	$2,002,640	$2,743,421

	BlackRock MuniYield New York Quality Fund, Inc. (MYN)		BlackRock MuniYield Quality Fund III, Inc. (MYI)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016

Operations
Net investment income	$12,809,376	$27,609,415	$26,627,107	$57,199,642
Net realized gain (loss)	3,159,789	872,615	4,802,144	(710,916)
Net change in unrealized appreciation (depreciation)	(52,088,880)	36,534,748	(92,234,751)	50,664,478

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(36,119,715)	65,016,778	(60,805,500)	107,153,204

Distributions to Common Shareholders[1]
From net investment income	(12,902,891)	(28,860,756)	(27,792,124)	(59,486,296)

Capital Share Transactions
Reinvestment of common distributions	—	—	916,023	1,943,879

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	(49,022,606)	36,156,022	(87,681,601)	49,610,787
Beginning of period	596,527,999	560,371,977	1,053,231,685	1,003,620,898

End of period	$547,505,393	$596,527,999	$965,550,084	$1,053,231,685

Undistributed net investment income, end of period	$3,431,938	$3,525,453	$11,187,393	$12,352,410

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	41

Statements of Cash Flows

Six Months Ended January 31, 2017 (Unaudited)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)	BlackRock MuniYield California Quality Fund, Inc. (MCA)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Cash Provided by Operating Activities
Net decrease in net assets resulting from operations	$(15,413,235)	$(31,499,384)	$(36,119,715)	$(60,805,500)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments	39,703,891	199,815,464	50,052,579	109,949,594
Purchases of long-term investments	(39,094,004)	(205,850,909)	(62,572,257)	(114,379,971)
Net purchases of short-term securities	(5,772,090)	(51,913)	(957,253)	(477,351)
Amortization of premium and accretion of discount on investments and other fees	873,603	2,706,825	2,423,467	(866,273)
Net realized gain (loss) on investments	(201,260)	2,373,335	(249,436)	230,375
Net unrealized loss on investments	25,120,009	44,469,740	52,404,367	92,827,192
(Increase) Decrease in Assets:
Cash pledged for futures contracts	(378,000)	(696,000)	(1,002,000)	(1,762,000)
Receivables:
Interest — unaffiliated	78,904	795,578	(126,967)	704,895
Dividends — affiliated	(776)	(449)	(1,406)	(2,893)
Prepaid expenses	18,297	15,790	16,421	14,631
Increase (Decrease) in Liabilities:
Payables:
Investment advisory fees	(16,788)	(15,015)	(16,389)	(30,861)
Interest expense and fees	17,737	167,809	108,756	198,845
Officer’s and Directors’ fees	(3,288)	8,083	8,510	14,967
Variation margin on futures contracts	23,742	34,554	43,390	138,515
Other accrued expenses	34,907	30,210	86,672	94,662

Net cash provided by operating activities	4,991,649	12,303,718	4,098,739	25,848,827

Cash Used for Financing Activities
Proceeds from TOB Trust Certificates	6,471,912	51,451,905	18,967,284	32,955,349
Repayments of TOB Trust Certificates	(3,004,239)	(39,111,743)	(9,845,740)	(32,358,964)
Proceeds from Loan for TOB Trust Certificates	—	2,994,900	7,858,738	18,851,064
Repayments of Loan for TOB Trust Certificates	—	(12,735,075)	(8,466,238)	(18,851,064)
Cash dividends paid to Common Shareholders	(8,645,846)	(14,925,151)	(12,902,891)	(26,872,075)
Increase in bank overdraft	180,520	15,680	280,719	397,117
Amortization of deferred offering costs	—	5,766	7,669	10,081

Net cash used for financing activities	(4,997,653)	(12,303,718)	(4,100,459)	(25,868,492)

Cash
Net decrease in cash	(6,004)	—	(1,720)	(19,665)
Cash at beginning of period	6,004	—	1,720	19,665

Cash at end of period	—	—	—	—

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense	$1,473,577	$2,356,115	$2,626,496	$4,343,083

Non-Cash Financing Activities
Capital shares issued in reinvestment of distributions paid to Common Shareholders	—	151,954	—	916,023

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Financial Highlights	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$15.08		$14.48	$14.42	$13.27	$15.18	$13.07

Net investment income[1]	0.37		0.78	0.80	0.82	0.81	0.86
Net realized and unrealized gain (loss)	(1.06)		0.63	0.09	1.18	(1.87)	2.14
Distributions to AMPS Shareholders from net investment income	—		—	—	—	—	(0.01)

Net increase (decrease) from investment operations	(0.69)		1.41	0.89	2.00	(1.06)	2.99

Distributions to Common Shareholders from net investment income[2]	(0.38)		(0.81)	(0.83)	(0.85)	(0.85)	(0.88)

Net asset value, end of period	$14.01		$15.08	$14.48	$14.42	$13.27	$15.18

Market price, end of period	$13.47		$14.94	$13.13	$12.94	$12.32	$15.55

Total Return Applicable to Common Shareholders[3]
Based on net asset value	(4.48)%	[4]	10.33%	6.84%	16.19%	(7.41)%	23.64%

Based on market price	(7.31)%	[4]	20.55%	7.96%	12.30%	(16.08)%	32.85%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.89%	[5]	1.56%	1.50%	1.61%	1.66%	1.52%	[6]

Total expenses after fees waived and/or paid indirectly	1.86%	[5]	1.55%	1.49%	1.56%	1.60%	1.46%	[6]

Total expenses after fees waived and/or paid indirectly and excluding interest expense, fees and amortization of offering costs[7]	0.95%	[5]	0.95%	0.96%	0.95%	0.97%	1.00%	[6,8]

Net investment income	5.11%	[5]	5.32%	5.41%	6.01%	5.36%	6.05%	[6]

Distributions to AMPS Shareholders	—		—	—	—	—	0.04%

Net investment income to Common Shareholders	5.11%	[5]	5.32%	5.41%	6.01%	5.36%	6.01%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$315,434		$339,493	$325,911	$324,563	$298,707	$341,144

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$131,000		$131,000	$131,000	$131,000	$131,000	$131,000

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$340,789		$359,155	$348,787	$347,758	$328,021	$360,416

Borrowings outstanding, end of period (000)	$62,325		$57,549	$51,795	$52,497	$81,123	$88,921

Portfolio turnover rate	6%		15%	13%	28%	40%	36%

[1]	Based on average Common Shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Does not reflect the effect of distributions to AMPS Shareholders.

[7]	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[8]

For the year ended July 31, 2012, the total expense ratio after fees waived and/or paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.97%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	43

Financial Highlights	BlackRock MuniYield California Quality Fund, Inc. (MCA)

	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$16.77		$16.11	$16.14	$14.83	$16.60	$14.31

Net investment income[1]	0.37		0.81	0.83	0.87	0.88	0.90
Net realized and unrealized gain (loss)	(1.29)		0.70	0.02	1.35	(1.74)	2.28

Net increase (decrease) from investment operations	(0.92)		1.51	0.85	2.22	(0.86)	3.18

Distributions to Common Shareholders:[2]
From net investment income	(0.39)		(0.85)	(0.88)	(0.91)	(0.91)	(0.89)
From net realized gain	(0.05)		—	—	—	—	—

Total distributions to Common Shareholders	(0.44)		(0.85)	(0.88)	(0.91)	(0.91)	(0.89)

Net asset value, end of period	$15.41		$16.77	$16.11	$16.14	$14.83	$16.60

Market price, end of period	$14.81		$16.75	$14.71	$14.37	$13.66	$16.59

Total Return Applicable to Common Shareholders[3]
Based on net asset value	(5.43)%	[4]	9.84%	5.76%	16.04%	(5.41)%	23.15%

Based on market price	(9.00)%	[4]	20.15%	8.47%	12.16%	(12.83)%	35.48%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.85%	[5]	1.46%	1.32%	1.40%	1.48%	1.62%

Total expenses after fees waived and/or paid indirectly	1.85%	[5]	1.46%	1.32%	1.40%	1.48%	1.61%

Total expenses after fees waived and/or paid indirectly and excluding interest expense, fees and amortization of offering costs[6]	0.91%	[5]	0.89%	0.86%	0.90%	0.92%	1.20% [7]

Net investment income to Common Shareholders	4.56%	[5]	4.94%	5.09%	5.63%	5.37%	5.79%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$530,339		$576,764	$554,060	$555,127	$510,018	$570,559

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$166,500		$166,500	$166,500	$166,500	$166,500	$166,500

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$418,522		$446,404	$432,769	$433,410	$406,317	$442,678

Borrowings outstanding, end of period (000)	$185,698		$176,433	$172,574	$127,397	$188,185	$199,874

Portfolio turnover rate	23%		23%	36%	15%	25%	34%

[1]	Based on average Common Shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[7]

For the year ended July 31, 2012, the total expense ratio after fees waived and/or paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.95%.

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Financial Highlights	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$15.07		$14.16	$14.09	$13.17	$15.07	$13.44

Net investment income[1]	0.32		0.70	0.75	0.78	0.83	0.83
Net realized and unrealized gain (loss)	(1.23)		0.94	0.09	0.97	(1.88)	1.65

Net increase (decrease) from investment operations	(0.91)		1.64	0.84	1.75	(1.05)	2.48

Distributions to Common Shareholders from net investment income[2]	(0.33)		(0.73)	(0.77)	(0.83)	(0.85)	(0.85)

Net asset value, end of period	$13.83		$15.07	$14.16	$14.09	$13.17	$15.07

Market price, end of period	$12.95		$14.40	$13.13	$12.71	$12.34	$15.11

Total Return Applicable to Common Shareholders[3]
Based on net asset value	(5.97)%	[4]	12.19%	6.54%	14.21%	(7.33)%	19.10%

Based on market price	(7.86)%	[4]	15.60%	9.52%	9.95%	(13.40)%	27.38%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.87%	[5]	1.51%	1.44%	1.50%	1.53%	1.65%

Total expenses after fees waived and/or paid indirectly	1.87%	[5]	1.50%	1.44%	1.50%	1.53%	1.65%

Total expenses after fees waived and/or paid indirectly and excluding interest expense, fees and amortization of offering costs[6]	0.92%	[5]	0.89%	0.89%	0.91%	0.91%	1.27%	[7]

Net investment income to Common Shareholders	4.46%	[5]	4.79%	5.22%	5.82%	5.59%	5.78%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$547,505		$596,528	$560,372	$557,606	$521,263	$594,807

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$247,700		$247,700	$247,700	$247,700	$247,700	$247,700

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$321,036		$340,827	$326,230	$325,114	$310,441	$340,132

Borrowings outstanding, end of period (000)	$121,227		$112,712	$93,113	$89,734	$108,615	$117,960

Portfolio turnover rate	5%		15%	20%	18%	10%	17%

[1]	Based on average Common Shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[7]

For the year ended July 31, 2012, the total expense ratio after fees waived and/or paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.92%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	45

Financial Highlights	BlackRock MuniYield Quality Fund III, Inc. (MYI)

	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$15.49		$14.79	$14.84	$13.64	$15.32	$13.19

Net investment income[1]	0.39		0.84	0.87	0.89	0.89	0.87
Net realized and unrealized gain (loss)	(1.28)		0.74	(0.03)	1.18	(1.70)	2.13

Net increase (decrease) from investment operations	(0.89)		1.58	0.84	2.07	(0.81)	3.00

Distributions to Common Shareholders from net investment income[2]	(0.41)		(0.88)	(0.89)	(0.87)	(0.87)	(0.87)

Net asset value, end of period	$14.19		$15.49	$14.79	$14.84	$13.64	$15.32

Market price, end of period	$13.95		$15.63	$14.04	$13.46	$12.80	$15.81

Total Return Applicable to Common Shareholders[3]
Based on net asset value	(5.75)%	[4]	11.08%	6.12%	16.23%	(5.66)%	23.45%

Based on market price	(8.17)%	[4]	18.07%	11.06%	12.35%	(14.21)%	38.08%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.79%	[5]	1.45%	1.39%	1.47%	1.43%	1.57%

Total expenses after fees waived and/or paid indirectly	1.78%	[5]	1.45%	1.39%	1.47%	1.43%	1.56%

Total expenses after fees waived and/or paid indirectly and excluding interest expense, fees and amortization of offering costs[6]	0.89%	[5]	0.88%	0.88%	0.91%	0.89%	1.19%	[7]

Net investment income to Common Shareholders	5.25%	[5]	5.60%	5.78%	6.35%	5.83%	6.04%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$965,550		$1,053,232	$1,003,621	$1,007,291	$925,812	$1,036,022

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$356,400		$356,400	$356,400	$356,400	$356,400	$356,400

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$370,918		$395,520	$381,600	$382,629	$359,768	$390,691

Borrowings outstanding, end of period (000)	$269,064		$261,803	$244,245	$262,507	$287,426	$249,148

Portfolio turnover rate	7%		10%	11%	15%	9%	18%

[1]	Based on average Common Shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[7]

For the year ended July 31, 2012, the total expense ratio after fees waived and/or paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.90%.

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Notes to Financial Statements (Unaudited)

1. Organization:

The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Funds”, or individually, a “Fund”:

Fund Name	Herein Referred to As	Organized	Diversification Classification
BlackRock MuniHoldings Quality Fund ll, Inc.	MUE	Maryland	Non-diversified
BlackRock MuniYield California Quality Fund, Inc.	MCA	Maryland	Non-diversified
BlackRock MuniYield New York Quality Fund, Inc.	MYN	Maryland	Non-diversified
BlackRock MuniYield Quality Fund III, Inc.	MYI	Maryland	Non-diversified

The Boards of Directors of the Funds are collectively referred to throughout this report as the “Board of Directors” or the “Board,” and the directors thereof are collectively referred to throughout this report as “Directors”. The Funds determine and make available for publication the NAVs of their Common Shares on a daily basis.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of closed-end funds referred to as the Closed-End Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) or certain borrowings (e.g., TOB Trust transactions) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowing to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend date. Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Distributions: Distributions from net investment income are declared monthly and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Distributions to Preferred Shareholders are accrued and determined as described in Note 10.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Fund’s Board, the independent Directors (“Independent Directors”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, if applicable. Deferred compensation liabilities are included in officer’s and directors’ fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan.

Recent Accounting Standard: In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statements of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Funds’ presentation in the Statements of Cash Flows.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	47

Notes to Financial Statements (continued)

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Through May 31, 2016, the Funds had an arrangement with their custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned may have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Funds no longer earn credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

48	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Notes to Financial Statements (continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Forward Commitments and When-Issued Delayed Delivery Securities: Certain Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A Fund may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Fund may be required to pay more at settlement than the security is worth. In addition, a Fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, a Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

Municipal Bonds Transferred to TOB Trusts: The Funds leverage their assets through the use of “TOB Trust” transactions. The Funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust generally issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are generally issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that generally reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a Fund generally provide the Fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The Funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which each Fund has contributed bonds. If multiple BlackRock advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.

TOB Trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates may be purchased by the Liquidity Provider and are usually remarketed by a Remarketing Agent, which is typically an affiliated entity of the Liquidity Provider. The Remarketing Agent may also purchase the tendered TOB Trust Certificates for its own account in the event of a failed remarketing.

The TOB Trust may be collapsed without the consent of a Fund, upon the occurrence of tender option termination events (“TOTEs”) or mandatory termination events (“MTEs”), as defined in the TOB Trust agreements. TOTEs include the bankruptcy or default of the issuer of the municipal bonds held in the TOB Trust, a substantial downgrade in the credit quality of the issuer of the municipal bonds held in the TOB Trust, failure of any scheduled payment of principal or interest on the municipal bonds, and/or a judgment or ruling that interest on the municipal bond is subject to federal income taxation. MTEs may include, among other things, a failed remarketing of the TOB Trust Certificates, the inability of the TOB Trust to obtain renewal of the liquidity support agreement and a substantial decline in the market value of the municipal bonds held in the TOB Trust. Upon the occurrence of a TOTE or an MTE, the TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. In the case of an MTE, after the payment of fees, the TOB Trust Certificates holders would be paid before the TOB Residuals holders (i.e., the Funds). In contrast, in the case of a TOTE, after payment of fees, the TOB Trust Certificates holders and the TOB Residuals holders would be paid pro rata in proportion to the respective face values of their certificates. During the six months ended January 31, 2017, no TOB Trusts in which a Fund participated were terminated without the consent of a Fund.

While a Fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they generally restrict the ability of a Fund to borrow money for purposes of making investments. The Funds’ management believes that a Fund’s restrictions on borrowings do not apply to the Funds’ TOB Trust transactions. Each Fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds. The municipal bonds deposited into a TOB Trust are presented in a Fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates would be shown as Loan for TOB Trust Certificates.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	49

Notes to Financial Statements (continued)

Volcker Rule Impact: On December 10, 2013, regulators published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”), which precludes banking entities and their affiliates from sponsoring and investing in TOB Trusts. Banking entities subject to the Volcker Rule were required to fully comply by July 21, 2015, with respect to investments in and relationships with TOB Trusts established after December 31, 2013 (“Non-Legacy TOB Trusts”), and by July 21, 2017, with respect to investments in and relationships with TOB Trusts established prior to December 31, 2013 (“Legacy TOB Trusts”).

As a result, a new structure for TOB Trusts has been designed in which no banking entity would sponsor the TOB Trust. Specifically, a Fund establishes, structures and “sponsors” the TOB Trusts in which it holds TOB Residuals. In such a structure, certain responsibilities that previously belonged to a third party bank are performed by, or on behalf of, the Funds. The Funds have restructured any Non-Legacy TOB Trusts and are in the process of restructuring Legacy TOB Trusts in conformity with regulatory guidelines. Until all restructurings are completed, a Fund may, for a period of time, hold TOB Residuals in both Legacy TOB Trusts and new or restructured non-bank sponsored TOB Trusts.

Under the new TOB Trust structure, the Liquidity Provider or Remarketing Agent will no longer purchase the tendered TOB Trust Certificates even in the event of failed remarketing. This may increase the likelihood that a TOB Trust will need to be collapsed and liquidated in order to purchase the tendered TOB Trust Certificates. The TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on the number of days the loan is outstanding.

Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a Fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a Fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a Fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense, fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a Fund incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees and amortization of deferred offering costs in the Statements of Operations.

For the six months ended January 31, 2017, the following table is a summary of each Fund’s TOB Trusts:

	Underlying Municipal Bonds Transferred to TOB Trusts[1]	Liability for TOB Trust Certificates[2]	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
MUE	$112,463,413	$62,324,733	0.67% - 0.86%	$60,117,828	1.33%
MCA	$386,241,426	$185,697,579	0.67% - 0.86%	$189,858,569	1.30%
MYN	$232,053,141	$121,226,531	0.69% - 0.81%	$120,084,697	1.30%
MYI	$469,253,644	$269,064,024	0.69% - 1.26%	$263,957,323	1.31%

[1]

The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Funds, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the Funds, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts.

[2]

The Funds may invest in TOB Trusts that are structured on a non-recourse or recourse basis. When a Fund invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility. In such an event, the Liquidity Provider will typically either (i) fund the full amount owed under the liquidity facility and be subsequently reimbursed from only the proceeds of the liquidation of all or a portion of the municipal bonds held in the TOB Trust or the remarketing of the TOB Trust Certificates, or (ii) liquidate all or a portion of the municipal bonds held in the TOB Trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the “Liquidation Shortfall”). If a Fund invests in a TOB Trust on a recourse basis, a Fund will usually enter into a reimbursement agreement with the Liquidity Provider where a Fund is required to reimburse the Liquidity Provider the amount of any Liquidation Shortfall. As a result, if a Fund invests in a recourse TOB Trust, a Fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a Fund at January 31, 2017, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a Fund at January 31, 2017.

50	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Notes to Financial Statements (continued)

For the six months ended January 31, 2017, the following table is a summary of each Fund’s Loan for TOB Trust Certificates:

	Loan Outstanding at Period End	Range of Interest Rates on Loan at Period End	Average Loans Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on Loan
MCA	—	—	$752,831	0.78%
MYN	—	—	$895,441	0.83%
MYI	—	—	$1,982,808	0.78%

5. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: The Funds invest in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: Each Fund entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

	MUE	MCA	MYN	MYI
Investment advisory fees	0.55%	0.50%	0.50%	0.50%

For purposes of calculating these fees, “net assets” mean the total assets of the Funds minus the sum of their accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of preferred shares). It is understood that the liquidation preference of any outstanding preferred stock (other than accumulated dividends) and TOB Trusts is not considered a liability in determining a Fund’s NAV.

Waivers: The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). These amounts are included in fees waived by the Manager in the Statements of Operations. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation caps, as applicable, will be reduced by the amount of the affiliated money market fund waiver. For the six months ended January 31, 2017, the amounts waived were as follows:

	MUE	MCA	MYN	MYI
Amounts waived	$707	$3,224	$1,131	$3,816

Effective September 1, 2016, the Manager voluntarily agreed to waive its investment advisory fee with respect to any portion of Funds’ assets invested in affiliated equity or fixed-income mutual funds or affiliated exchange-traded funds that have a contractual management fee. Prior to September 1, 2016,

SEMI-ANNUAL REPORT	JANUARY 31, 2017	51

Notes to Financial Statements (continued)

the Manager did not waive such fees. On December 2, 2016, the Manager entered into a Master Advisory Fee Agreement (“Agreement”), contractually committing to this arrangement through June 30, 2017. The Agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Funds’ independent directors.

The Manager, for MUE, voluntarily agreed to waive its investment advisory fee on the proceeds of the Preferred Shares and TOB Trusts that exceed 35% of total assets minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of preferred shares). This amount is included in fees waived by the Manager in the Statements of Operations. For the six months ended January 31, 2017 the waiver was $42,336.

Officers and Directors: Certain officers and/or Directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Officer and Directors in the Statements of Operations.

7. Purchases and Sales:

For the six months ended January 31, 2017, purchases and sales of investments excluding short-term securities, were as follows:

	MUE	MCA	MYN	MYI
Purchases	$30,127,563	$212,596,933	$62,572,257	$123,005,992
Sales	$39,758,891	$204,689,717	$49,601,082	$110,054,554

8. Income Tax Information

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended July 31, 2016. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2016, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires July 31,	MUE	MYN	MYI
No expiration date[1]	$10,627,007	$20,723,468	$4,160,266
2017	3,385,582	2,295,738	21,251,301
2018	6,013,130	3,370,191	26,460,028
2019	—	1,287,746	—

Total	$20,025,719	$27,677,143	$51,871,595

[1]	Must be utilized prior to losses subject to expiration.

As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	MUE	MCA	MYN	MYI
Tax cost	$408,722,370	$652,687,595	$748,154,432	$1,233,857,321

Gross unrealized appreciation	$34,517,973	$37,752,721	$46,085,996	$91,130,504
Gross unrealized depreciation	(1,813,426)	—	(6,492,810)	(11,269,852)

Net unrealized appreciation	$32,704,547	$37,752,721	$39,593,186	$79,860,652

9. Principal Risks:

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Fund’s ability to buy or sell bonds. As a result, a Fund may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If a Fund needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

52	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Notes to Financial Statements (continued)

In the normal course of business, certain Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

The Funds may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Funds reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a Fund.

It is possible that regulators could take positions that could limit the market for non-bank sponsored TOB Trust transactions or the Funds’ ability to hold TOB Residuals. Under the new TOB Trust structure, the Funds will have certain additional duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.

There can be no assurance that the Funds can successfully enter into restructured TOB Trust transactions in order to refinance their existing TOB Residuals holdings prior to the compliance date for the Volcker Rule, which may require that the Funds unwind existing TOB Trusts. There can be no assurance that alternative forms of leverage will be available to the Funds and any alternative forms of leverage may be more or less advantageous to the Funds than existing TOB leverage.

Should short-term interest rates rise, the Funds’ investments in TOB Trust transactions may adversely affect the Funds’ net investment income and dividends to Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds’ NAVs per share.

The SEC and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”), which took effect in December 2016. The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

TOB Trust transactions constitute an important component of the municipal bond market. Accordingly, implementation of the Volcker Rule and Risk Retention Rules may adversely impact the municipal market, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. Any such developments could adversely affect the Funds. The ultimate impact of these rules on the TOB Trust market and the overall municipal market is not yet certain.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	53

Notes to Financial Statements (continued)

Concentration Risk: MCA and MYN invest a substantial amount of their assets in issuers located in a single state or limited number of states. This may subject each Fund to the risk that economic, political or social issues impacting a particular state or group of states could have an adverse and disproportionate impact on the income from, or the value or liquidity of, the Funds’ respective portfolios. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.

As of period end, MUE invested a significant portion of its assets in securities in the transportation and county, city, special district and school district sectors. MCA invested a significant portion of its assets in securities in the county, city, special district and school district sector. MYI invested a significant portion of its assets in securities in the transportation sector. Changes in economic conditions affecting such sectors would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

The Funds invest a significant portion of their assets in fixed income securities and/or use derivatives tied to the fixed income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

10. Capital Share Transactions:

Each Fund is authorized to issue 200 million shares, all of which were initially classified as Common Shares. The par value for each Fund’s Common Shares is $0.10. The par value for each Fund’s Preferred Shares outstanding is $0.10. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without approval of Common Shareholders.

Common Shares

For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	MCA	MYI
Six Months Ended January 31, 2017	9,066	59,193
Year Ended July 31, 2016	—	126,962

For the six months ended January 31, 2017 and the year ended July 31, 2016, shares issued and outstanding remained constant for MUE and MYN.

Preferred Shares

Each Fund’s Preferred Shares rank prior to the Funds’ Common Shares as to the payment of dividends by the Funds and distribution of assets upon dissolution or liquidation of a Fund. The 1940 Act prohibits the declaration of any dividend on a Fund’s Common Shares or the repurchase of a Fund’s Common Shares if a Fund fails to maintain asset coverage of at least 200% of the liquidation preference of the Funds’ outstanding Preferred Shares. In addition, pursuant to the Preferred Shares’ governing instruments, a Fund is restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with the Funds’ Preferred Shares or repurchasing such shares if a Fund fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the ratings agencies rating the Preferred Shares.

The holders of Preferred Shares have voting rights equal to the voting rights of the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class on certain matters. However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Directors to the Board of each Fund. The holders of Preferred Shares are also entitled to elect the full Board of Directors if dividends on the Preferred Shares are not paid for a period of two years. The holders of Preferred Shares are also generally entitled to a separate class vote to amend the Preferred Share governing documents. In addition, the 1940 Act requires the approval of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

VRDP Shares

MCA, MYN and MYI (collectively, the “VRDP Funds”), have issued Series W-7 VRDP Shares, $100,000 liquidation preference per share, in privately negotiated offerings. The VRDP Shares were offered to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended, (the “Securities Act”). The VRDP Shares include a liquidity feature and the VRDP Shares of certain Funds are currently in a special rate period, each as described below.

As of period end, the VRDP Shares outstanding of each Fund were as follows:

	Issue Date	Shares Issued	Aggregate Principal	Maturity Date
MCA	4/21/11	1,665	$166,500,000	5/01/41
MYN	4/21/11	2,477	$247,700,000	5/01/41
MYI	5/19/11	3,564	$356,400,000	6/01/41

54	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Notes to Financial Statements (continued)

Redemption Terms: Each VRDP Fund is required to redeem its VRDP Shares on the maturity date, unless earlier redeemed or repurchased. Six months prior to the maturity date, each VRDP Fund is required to begin to segregate liquid assets with the Funds’ custodian to fund the redemption. In addition, VRDP Funds are required to redeem certain of their outstanding VRDP Shares if they fail to comply with certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, the VRDP Shares may also be redeemed, in whole or in part, at any time at the option of the VRDP Funds. The redemption price per VRDP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends. In the event of an optional redemption of the VRDP Shares during the period commencing on the date of issuance and ending on the initial termination date of the fee agreement, the VRDP Funds must pay the liquidity provider fees on such redeemed VRDP Shares for the remaining term of the fee agreement up to such initial termination date.

Liquidity Feature: Each VRDP Fund entered into a fee agreement with the liquidity provider that requires an initial commitment and a per annum liquidity fee payable to the liquidity provider. These fees, if applicable, are shown as liquidity fees in the Statements of Operations.

The fee agreement between the VRDP Funds and the liquidity provider is for a 364 day term and was scheduled to expire on July 7, 2016 unless renewed or terminated in advance. The VRDP Funds renewed the fee agreement for an additional 364 days term which is scheduled to expire on July 6, 2017, unless renewed or terminated in advance.

In the event the fee agreement is not renewed or is terminated in advance, and the VRDP Funds do not enter into a fee agreement with an alternate liquidity provider, the VRDP Shares will be subject to mandatory purchase by the liquidity provider prior to the termination of the fee agreement. In the event of such mandatory purchase, VRDP Funds are required to redeem the VRDP Shares six months after the purchase date. Immediately after such mandatory purchase, the VRDP Funds are required to begin to segregate liquid assets with their custodian to fund the redemption. There is no assurance the VRDP Funds will replace such redeemed VRDP Shares with any other preferred shares or other form of leverage.

Remarketing: The VRDP Funds may incur remarketing fees of 0.10% on the aggregate principal amount of all the Funds’ VRDP Shares, which, if any, are included in remarketing fees on Preferred Shares in the Statements of Operations. During any special rate period (as described below), the VRDP Funds may incur no/nominal remarketing fees.

Dividends: Dividends on the VRDP Shares are payable monthly at a variable rate set weekly by the remarketing agent. Such dividend rates are generally based upon a spread over a base rate and cannot exceed a maximum rate. In the event of a failed remarketing, the dividend rate of the VRDP Shares will be reset to a maximum rate. The maximum rate is determined based on, among other things, the long-term preferred share rating assigned to the VRDP Shares and the length of time that the VRDP Shares fail to be remarketed. At the date of issuance, the VRDP Shares were assigned long-term ratings of Aaa from Moody’s and AAA from Fitch. Subsequent to the issuance of the VRDP Shares, Moody’s completed a review of its methodology for rating securities issued by registered closed-end funds. As of period end, the VRDP Shares were assigned a long-term rating of Aa1 from Moody’s under its new ratings methodology. The VRDP Shares continue to be assigned a long-term rating of AAA from Fitch.

For the six months ended January 31, 2017, the average annualized dividend rates for the VRDP Shares were as follows:

	MCA	MYN	MYI
Rate	1.61%	1.55%	1.54%

Ratings: The short-term ratings on the VRDP Shares are directly related to the short-term ratings of the liquidity provider for such VRDP Shares. Changes in the credit quality of the liquidity provider could cause a change in the short-term credit ratings of the VRDP Shares as rated by Moody’s, Fitch and/or S&P. A change in the short-term credit rating of the liquidity provider or the VRDP Shares may adversely affect the dividend rate paid on such shares, although the dividend rate paid on the VRDP Shares is not directly based upon either short-term rating. The liquidity provider may be terminated prior to the scheduled termination date if the liquidity provider fails to maintain short-term debt ratings in one of the two highest rating categories.

Special Rate Period: On June 21, 2012, the VRDP Funds commenced a three-year term ending June 24, 2015 (the “special rate period”), with respect to their VRDP Shares. In May 2015, the special rate period was extended to June 22, 2016. In May 2016, the special rate period was extended to June 21, 2017 will not be subject to any remarketing and the dividend rate will be based on a predetermined methodology. The implementation of the special rate period resulted in a mandatory tender of the VRDP Shares prior to the commencement of the special rate period. The mandatory tender event was not the result of a failed remarketing. The short-term ratings on the VRDP Shares for the VRDP Funds were withdrawn by Moody’s, Fitch and/or S&P at the commencement of the special rate period. Prior to June 21, 2017, the holder of the VRDP Shares and the VRDP Funds may mutually agree to extend the special rate period. If the special rate period is not extended, the VRDP Shares will revert to remarketable securities upon the termination of the special rate period and will be remarketed and available for purchase by qualified institutional investors.

During the special rate period, the liquidity and fee agreements remain in effect and the VRDP Shares remain subject to mandatory redemption by the VRDP Funds on the maturity date. The VRDP Shares will not be remarketed or subject to optional or mandatory tender events during the special rate period. During the special rate period, the VRDP Funds are required to comply with the same asset coverage, basic maintenance amount and leverage requirements for the VRDP Shares as is required when the VRDP Shares are not in a special rate period. The VRDP Funds will not pay any fees to the

SEMI-ANNUAL REPORT	JANUARY 31, 2017	55

Notes to Financial Statements (continued)

liquidity provider and remarketing agent during the special rate period. The VRDP Funds will pay dividends monthly based on the sum of the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index rate and a percentage per annum based on the long-term ratings assigned to the VRDP Shares.

If the VRDP Funds redeems the VRDP Shares prior to the end of the special rate period and the VRDP Shares have long-term ratings above A1/A+ and its equivalent by all ratings agencies then rating the VRDP Shares, then such redemption may be subject to a redemption premium payable to the holder of the VRDP Shares based on the time remaining in the special rate period, subject to certain exceptions for redemptions that are required to comply with minimum asset coverage requirements.

For the six months ended January 31, 2017, VRDP Shares issued and outstanding of the VRDP Funds remained constant.

VMTP Shares

MUE has issued Series W-7 VMTP Shares, $100,000 liquidation preference per share, in a privately negotiated offering and sale of VMTP Shares exempt from registration under the Securities Act. The VMTP Shares are subject to certain restrictions on transfer, and MUE may also be required to register the VMTP Shares for sale under the Securities Act under certain circumstances. In addition, amendments to the VMTP governing documents generally require the consent of the holders of VMTP Shares.

As of period end, the VMTP Shares outstanding of MUE were as follows:

	Issue Date	Shares Issued	Aggregate Principal	Term Redemption Date
MUE	12/16/11	1,310	$131,000,000	1/02/19

Redemption Terms: MUE is required to redeem its VMTP Shares on the term redemption date, unless earlier redeemed or repurchased or unless extended. There is no assurance that the term of MUE’s VMTP Shares will be extended further or that MUE’s VMTP Shares will be replaced with any other preferred shares or other form of leverage upon the redemption or repurchase of the VMTP Shares. Six months prior to the term redemption date, MUE is required to begin to segregate liquid assets with MUE’s custodian to fund the redemption. In addition, MUE is required to redeem certain of its outstanding VMTP Shares if it fails to comply with certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, MUE’s VMTP Shares may be redeemed, in whole or in part, at any time at the option of MUE. The redemption price per VMTP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends and applicable redemption premium. If MUE redeems the VMTP Shares prior to the term redemption date and the VMTP Shares have long-term ratings above A1/A+ or its equivalent by the ratings agencies then rating the VMTP Shares, then such redemption may be subject to a prescribed redemption premium (up to 3% of the liquidation preference) payable to the holder of the VMTP Shares based on the time remaining until the term redemption date, subject to certain exceptions for redemptions that are required to comply with minimum asset coverage requirements.

Dividends: Dividends on the VMTP Shares are declared daily and payable monthly at a variable rate set weekly at a fixed rate spread to the SIFMA Municipal Swap Index. The fixed spread is determined based on the long-term preferred share rating assigned to the VMTP Shares by the ratings agencies then rating the VMTP Shares. At the date of issuance, the VMTP Shares were assigned long-term ratings of Aaa from Moody’s and AAA from Fitch. Subsequent to the issuance of the VMTP Shares, Moody’s completed a review of its methodology for rating securities issued by registered closed-end funds. As of period end, the VMTP Shares were assigned a long-term rating of Aa1 from Moody’s under its new rating methodology. The VMTP Shares continue to be assigned a long-term rating of AAA from Fitch. The dividend rate on the VMTP Shares is subject to a step-up spread if MUE fails to comply with certain provisions, including, among other things, the timely payment of dividends, redemptions or gross-up payments, and complying with certain asset coverage and leverage requirements.

For the six months ended January 31, 2017, the average annualized dividend rates for MUE’s VMTP Shares was 1.64%.

For the six months ended January 31, 2017, MUE’s VMTP Shares issued and outstanding remained constant.

Offering Costs: The Funds incurred costs in connection with the issuance of VRDP and VMTP Shares, which were recorded as a direct deduction from the carrying value of the related debt liability and will be amortized over the life of the VRDP and VMTP Shares with the exception of upfront fees paid to the liquidity provider which were amortized over the life of the liquidity agreement. Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of Operations.

Financial Reporting: The VRDP and VMTP Shares are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the VRDP and VMTP Shares, is recorded as a liability in the Statements of Assets and Liabilities net of deferred offering costs. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends accrued and paid on the VRDP and VMTP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VRDP and VMTP Shares are treated as equity for tax purposes. Dividends paid to holders of the VRDP and VMTP Shares are generally classified as tax-exempt income for tax-reporting purposes.

56	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Notes to Financial Statements (concluded)

11. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

	Common Dividend Per Share		Preferred Shares[3]
	Paid[1]	Declared[2]	Shares	Series	Declared
MUE	$0.0640	$0.0640	VMTP	W-7	$166,143
MCA	$0.0650	$0.0650	VRDP	W-7	$198,356
MYN	$0.0540	$0.0540	VRDP	W-7	$295,091
MYI	$0.0680	$0.0680	VRDP	W-7	$424,588

[1]	Net investment income dividend paid on March 1, 2017 to Common Shareholders of record on February 15, 2017.

[2]	Net investment income dividend declared on March 1, 2017, payable to Common Shareholders of record on March 15, 2017.

[3]	Dividends declared for period February 1, 2017 to February 28, 2017.

Officers and Directors

Richard E. Cavanagh, Chair of the Board and Director

Karen P. Robards, Vice Chair of the Board and Director

Michael J. Castellano, Director

Cynthia L. Egan, Director

Frank J. Fabozzi, Director

Jerrold B. Harris, Director

R. Glenn Hubbard, Director

W. Carl Kester, Director

Catherine A. Lynch, Director

Barbara G. Novick, Director

John M. Perlowski, Director, President and Chief Executive Officer

Jonathan Diorio, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Janey Ahn, Secretary

Investment Adviser BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	VRDP Tender and Paying Agent and VMTP Redemption and Paying Agent The Bank of New York Mellon New York, NY 10289	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Legal Counsel Skadden, Arps, Slate, Meagher & Flom LLP Boston, MA 02116

	Transfer Agent Computershare Trust Company, N.A. Canton, MA 02021	VRDP Remarketing Agent Citigroup Global Markets Inc. New York, NY 10179	VRDP Liquidity Provider Citibank, N.A. New York, NY 10179	Address of the Funds 100 Bellevue Parkway Wilmington, DE 19809

SEMI-ANNUAL REPORT	JANUARY 31, 2017	57

Additional Information

Fund Certification

Certain Funds are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Funds filed with the SEC the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

Dividend Policy

Each Fund’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of distributions, the Funds may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the distributions paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

The Funds do not make available copies of their Statements of Additional Information because the Funds’ shares are not continuously offered, which means that the Statement of Additional Information of each Fund has not been updated after completion of the respective Fund’s offerings and the information contained in each Fund’s Statement of Additional Information may have become outdated.

During the period, there were no material changes in the Funds’ investment objectives or policies or to the Funds’ charters or by-laws that would delay or prevent a change of control of the Funds that were not approved by the shareholders or in the principal risk factors associated with investment in the Funds. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Funds’ portfolios.

Effective September 26, 2016, BlackRock implemented a new methodology for calculating “effective duration” for BlackRock’s municipal bond portfolios. The new methodology replaces the model previously used by BlackRock to evaluate municipal bond duration and is a common indicator of an investment’s sensitivity to interest rate movements. The new methodology is applied to each Fund’s duration reported for periods after September 26, 2016.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds, may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 882-0052.

58	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Additional Information (concluded)

General Information (concluded)

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 882-0052; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 882-0052; and; (2) on the SEC’s website at http://www.sec.gov.

Availability of Fund Updates

BlackRock will update performance and certain other data for the Funds on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Funds. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	59

This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

MHMYINS4-1/17-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies

(a)	Not Applicable to this semi-annual report.

(b)	As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) –     Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock MuniYield California Quality Fund, Inc.

Date: April 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock MuniYield California Quality Fund, Inc.

Date: April 5, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock MuniYield California Quality Fund, Inc.

Date: April 5, 2017

3